    As filed with the U.S. Securities and Exchange Commission on August 14, 2006
                                                              File No. 033-47287
                                                              File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
         Pre-Effective Amendment No. __                              [ ]
         Post-Effective Amendment No. 53                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
         Amendment No. 54

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100

                                 Mark F. Kemper
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

_X__ immediately upon filing pursuant to paragraph (b)
____ on [Date]pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the UBS U.S. Equity Alpha Fund. No other  information  relating to any other series of the Registrant is amended or superseded hereby.

[INSERT UBS LOGO]

The UBS Funds

     UBS U.S. Equity Alpha Fund

Prospectus

August 14, 2006

This  prospectus  offers  Class A,  Class C and  Class Y shares  in the UBS U.S.
Equity Alpha Fund (the "Fund"),  a series of The UBS Funds (the  "Trust").  Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest  and how long you plan to hold your Fund shares.  Class Y shares are available only to certain types of investors.

As with all mutual funds, the U.S.  Securities and Exchange  Commission  ("SEC")
has not approved or  disapproved  the Fund's shares or  determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

             [Not FDIC Insured. May lose value. No bank guarantee.]

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UBS Global Asset Management

Contents

The UBS Funds
What every investor should know about the Fund

Your Investment
Information for managing your Fund account

      Managing Your Fund Account.............................................10
     --Flexible Pricing
     --Buying Shares
     --Selling Shares
     --Exchanging Shares
     --Pricing and Valuation

Additional Information
Additional important information about the Fund

     Where to learn more about the Fund.............................Back Cover

         Please find the UBS Funds' Privacy Notice inside the back cover of this prospectus

          [The Fund is not a complete or balanced investment program.]

UBS U.S. Equity Alpha Fund
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Investment Objective, Strategies, Securities Selection and Risks

Fund Objective

The Fund seeks to maximize total return,  consisting of capital appreciation and current income, while controlling risk.

Principal Investment Strategies

Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in equity  securities of US companies.  The Fund will generally invest in equity securities of large and mid capitalization  companies  but is permitted to invest up to 15% of its assets in small capitalization  companies.  The Fund will maintain both long positions and
short   positions  in  equity   securities  and  securities   with   equity-like
characteristics.  For purposes of the Fund's  investments,  US companies include any company organized outside of the United States but which: (a) is included in the Fund's benchmark  index;  (b) has its headquarters or principal  location of operations in the United  States;  (c) whose primary  listing is on a securities exchange  or market in the  United  States;  or (d)  derives a  majority  of its revenues in the United States.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing at least 80% of its net assets in equity  securities  of US companies.

The  Fund  may,  but  is not  required  to,  invest  in  derivative  instruments
("Derivatives")  as a substitute  for direct  investment or to allow the Fund to remain fully invested while maintaining  liquidity.  Generally,  Derivatives are financial  contracts  whose value depends upon, or is derived from, the value of an  underlying  asset,  reference  rate,  or index and may  relate to stocks and related  indexes.  Examples of Derivatives  include  options,  futures,  forward agreements and swap agreements.  The Fund may use Derivatives to earn income and enhance  returns,  to manage or adjust the risk profile of the Fund,  to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also  invest  in  Exchange  Traded  Funds  ("ETFs")  and  similarly structured pooled investments in order to provide exposure to the equity markets while maintaining liquidity. The Fund may also engage in short sales of ETFs and similarly  structured pooled  investments in order to reduce exposure to certain sectors of the equity markets.

The Fund is a non-diversified fund.

Securities Selection

UBS Global Asset  Management  (Americas) Inc. is the Fund's  investment  advisor
(the  "Advisor").  The  Advisor's  investment  style is  singularly  focused  on investment  fundamentals.  The Advisor  believes  that  investment  fundamentals determine  and  describe  future cash flows that define  fundamental  investment value. The Advisor tries to identify and exploit periodic  discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In constructing  the Fund's  portfolio,  the Advisor uses primarily  fundamental analysis and to a lesser  extent  quantitative  analysis to identify  securities that are  underpriced  and overpriced  relative to their  fundamental  value. In general,  the Advisor buys  securities  "long" for the Fund's  portfolio that it believes  are  underpriced  and will  increase  in value,  and sells  securities
"short"

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that it believes are overpriced and will decline in value.  The Fund anticipates that  it  will  normally  maintain  long  positions  in  equity  securities  and securities with equity-like  characteristics  equal to 120% to 140% of the value of its  assets,  short  positions  in  equity  securities  and  securities  with equity-like  characteristics  equal to 20% to 40% of the value of its assets and cash  positions  equal to 0% to 10% of the  value  of its  assets.  This  active management  process is  intended to produce  performance  that  outperforms  the
Fund's benchmark.

In employing its investment  strategies  for the Fund,  the Advisor  attempts to outperform  (before  taking into account any Fund fees or expenses)  the Russell
1000 Index by 2.50% to 5.00% per year with a similar level of market risk as the benchmark over a full market cycle. A typical market cycle is 4 to 7 years.  The
Advisor  does not  represent  or  guarantee  that the Fund will meet this  total return goal.

The Fund may invest in cash or cash equivalent instruments,  including shares of an affiliated  investment company.  When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents,  which may affect  the  Fund's  ability to pursue its  investment  objective.  The  Advisor actively manages the Fund. As such,  increased  portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects  associated with portfolio  turnover may adversely affect the Fund's performance.

More about Short Sales.  When the Fund takes a long position in a security,  the
Advisor purchases the security outright for the Fund's portfolio.  When the Fund takes a short position in a security, the Advisor sells a security that the Fund does not own at the current  market  price and  delivers to the buyer a security that the Fund has borrowed. To complete or close out the short sale transaction, the Fund buys the same security in the market and returns it to the lender.  The
Fund makes money when the market price of the security goes down after the short sale. Conversely,  if the price of the security goes up after the sale, the Fund will  lose  money  because  it will  have to pay more to  replace  the  borrowed security than it received.

Until the Fund replaces the borrowed security,  the Fund is required to maintain during  the period of the short  sale the short  sale  proceeds  that the broker holds (which may be invested in equity securities) and any additional assets the lending broker  requires as collateral.  The Fund is also required to designate, on its books or the books of its  custodian,  liquid assets (less any additional collateral  held by the  broker) to cover the short sale  obligation,  marked to market daily.  The Fund is also required to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan.

Principal Risks

An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

Market  Risk--The  risk that the  market  value of the Fund's  investments  will fluctuate  as the stock and bond  markets  fluctuate.  Market  risk may affect a single issuer,  industry or section of the economy,  or it may affect the market as a whole.

Management  Risk-  The  Advisor's  judgments  about  the  fundamental  values of securities acquired by the Fund may prove to be

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UBS U.S. Equity Alpha Fund
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incorrect.  While it is the  intent of the  Advisor  to take long  positions  in securities that are undervalued and are expected to subsequently  outperform the market and short positions in securities that are overvalued and are expected to underperform  the market,  in various market  conditions,  there is no assurance that the Advisor will be successful in its selection process.

Short Sales Risk - There are certain  unique  risks  associated  with the use of short sales  strategies.  When selling a security short, the Advisor will sell a security it does not own at the  then-current  market  price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later  date so it can  return  the  security  to the  lender.  Short  sales therefore  involve  the risk  that the Fund  will  incur a loss by  subsequently buying a security at a higher price than the price at which the Fund  previously sold the security short.  This would occur if the securities lender required the
Fund to deliver the securities the Fund had borrowed at the  commencement of the short  sale and the  Fund was  unable  to  either  purchase  the  security  at a favorable  price or to borrow the security from another  securities  lender.  If this occurs at a time when other short sellers of the sale security also want to close out their  positions,  a "short squeeze" can occur. A short squeeze occurs when  demand is greater  than  supply for the  security  sold  short.  Moreover, because a Fund's loss on a short sale arises from  increases in the value of the security sold short,  such loss,  like the price of the security sold short,  is theoretically  unlimited.  By contrast,  a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's  value cannot drop below zero.  It is possible that the Fund's securities  held long will  decline  in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Small and Mid  Capitalization  Company  Risk--The risk that investments in small and mid  capitalization  size companies may be more volatile than investments in larger companies, as small and mid capitalization companies generally experience higher  growth and  failure  rates than  larger  capitalization  companies.  The trading  volume  of these  securities  is  normally  lower  than  that of larger companies.  Such  securities  may be less  liquid  than others and could make it difficult to sell a security at a time or price  desired.  Changes in the demand for these securities  generally have a  disproportionate  effect on their market price,  tending to make prices  rise more in response to buying  demand and fall more in response to selling pressure than prices for larger companies.

Derivatives Risk--Derivatives involve risks different from, and possibly greater than,  the risks  associated  with  investing  directly in securities  and other
instruments.   Derivatives  require  investment  techniques  and  risk  analyses different from those of other investments.  If the Advisor incorrectly forecasts the value of securities or other economic factors in using Derivatives, the Fund might  have  been in a better  position  if the Fund  had not  entered  into the
Derivatives. While some strategies involving Derivatives can protect against the risk of loss, the use of Derivatives can also reduce the opportunity for gain or even result in losses by  offsetting  favorable  price  movements  in other Fund investments.  Derivatives  also  involve  the  risk of  mispricing  or  improper valuation,  the risk that changes in the value of a Derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a

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UBS Global Asset Management                                                    5

UBS U.S. Equity Alpha Fund
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swap agreement or other Derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default).  Gains or losses involving some options,  futures,  and other  Derivatives may be substantial (for example,  for some  Derivatives,  it is possible for the Fund to lose more than the amount the
Fund invested in the  Derivatives).  Some  Derivatives  tend to be more volatile than other  investments,  resulting  in larger  gains or losses in  response  to market changes.  Derivatives  are subject to a number of other risks,  including liquidity risk (the possible lack of a secondary  market for Derivatives and the resulting inability of the Fund to sell or otherwise close out the Derivatives).
Finally,  the Fund's  use of  Derivatives  may cause the Fund to realize  higher amounts of short-term  capital  gains  (generally  taxed at ordinary  income tax rates) than if the Fund had not used such instruments.

Unseasoned  Company  Risk--The  Fund may invest in relatively  new or unseasoned companies  that  are  in  their  early  stages  of  development.  Securities  of unseasoned  companies  present  greater risks than  securities  of larger,  more established companies. The companies may have greater risks because they (i) may be  dependent  on a  small  number  of  products  or  services;  (ii)  may  lack substantial capital reserves; and (iii) do not have proven track records.

Non-Diversification  Risk - The risk that the Fund will be more  volatile than a diversified  fund because it invests its assets in a smaller  number of issuers.
The gains or losses on a single security many, therefore,  have a greater impact on the Fund's net asset value.

Other Information

Commodity Pool Operator  Exemption--The  Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act ("CEA"),  and, therefore,  is not subject to registration or regulation as a pool operator under the CEA.

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UBS U.S. Equity Alpha Fund
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Performance

There is no  performance  information  quoted for the Fund,  as the Fund had not commenced investment operations as of the date of this prospectus.

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UBS U.S. Equity Alpha Fund
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Expenses and Fee Tables

Fees and Expenses  These tables  describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                     Class A       Class C       Class Y

Maximum Front-End Sales Charge
   (Load) Imposed on Purchases
   (as a % of offering price)          5.50%         None          None
Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   (as a % of purchase or sales
   price, whichever is less)           None(1)       1.00%         None
Exchange Fee                           None          None          None
Redemption Fee (as a percentage
   of amount redeemed within 90
   days of purchase, if
   applicable) (2) (3)                 1.00%         None          1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (4)

                                     Class A       Class C       Class Y

Management Fees                        1.00%         1.00%         1.00%
Distribution and/or Service
(12b-1) Fees                           0.25%         1.00%         None
Other Expenses (5)                     1.02%         1.02%         1.02%
                                       -----         -----         -----
Total Annual Fund Operating
Expenses                               2.27%         3.02%         2.02%
                                       =====         =====         =====
Management Fee Waiver/Expense
   Reimbursements                      0.20%         0.20%         0.20%
                                       -----         -----         -----
Net Expenses(6)                        2.07%         2.82%         1.82%
                                       =====         =====         =====

(1)  Purchases of $1 million or more that were not subject to a front-end  sales charge are  subject to a 1% CDSC if sold within  one-year  of the  purchase date.

(2)  Securities dealers or other financial institutions, including UBS Financial
     Services  Inc.,  may charge a fee to process a  redemption  of shares.  UBS
     Financial Services Inc. currently charges a fee of $5.25.

(3)  Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.

(4)  The fees and expenses are based on estimates.

(5)  "Other Expenses" includes,  among other expenses,  an administrative fee of
     0.075% paid by the Fund to UBS Global Asset Management  (Americas) Inc. and
     securities loan fees and dividend expense for securities sold short,  which are estimated at 0.57% for the fiscal year ended June 30, 2007.

(6)  The Trust,  with  respect to the Fund,  and the Advisor have entered into a written  agreement  pursuant  to which the  Advisor  has  agreed to waive a portion of its  management  fees and/or to  reimburse  expenses  (excluding securities loan fees and dividend expense for securities sold short) to the extent  necessary so that the Fund's  expenses  (excluding  securities loan fees and dividend  expense for securities  sold short),  through the fiscal year  ending  June 30,  2007,  otherwise  do not  exceed  1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class Y shares.  Pursuant to the written  agreement,  the Advisor is entitled to be  reimbursed  for any fees it waives  and  expenses  it  reimburses  for a period of three  years following such fee waivers and expense  reimbursements,  to the extent that such  reimbursement  of the  Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

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Example

This  example is intended to help you compare the cost of  investing in the Fund with the cost of  investing in other mutual  funds.  The Fund has not  projected expenses  beyond the three-year  period shown because the Fund had not commenced investment operations as of the date of this prospectus.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then sell all of your shares at the end of those  periods  unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 year     3 years

Class A                                      $748       $1,202
Class C (assuming sale of all shares at      $385         $915
end of period)
Class C (assuming no sale of shares)         $285         $915
Class Y                                      $185         $615

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Managing Your Fund Account

Flexible Pricing

The Fund  offers  three  classes of  shares--Class  A, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund.  Class Y shares are only  available  to certain types of investors.

The Fund has adopted separate plans pertaining to the Class A and Class C shares of the Fund under rule 12b-1 that allow the Fund to pay service and, for Class C shares,  distribution  fees,  for the sale of the  Fund's  shares  and  services provided to shareholders. Because the 12b-1 fees for Class C shares are paid out of the Fund's assets on an ongoing basis,  over time they will increase the cost of your  investment  and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may  qualify  for a waiver of certain  sales  charges on Class A and Class C shares.  See "Sales Charge Waivers for Class A and Class C Shares" later in this prospectus.  You may also qualify for a reduced  sales charge on Class A shares.
See "Sales Charge Reductions for Class A Shares" later in this Prospectus.

Class A Shares

Class A shares have a front-end  sales  charge that is included in the  offering price of the Class A shares.  This sales  charge is paid at the time of purchase and is not  invested  in the Fund.  Class A shares pay an annual  service fee of
0.25% of average  net assets,  but they pay no  distribution  fees.  The ongoing expenses for Class A shares are lower than for Class C shares.

The Class A sales charges for the Fund are described in the following table:

Class A Sales Charges:

                                                                         Reallowance to
                            Sales Charge as a Percentage of:           Selected Dealers as
Amount of Investment     Offering Price     Net Amount Invested   Percentage of Offering Price

Less than $50,000               5.50%              5.82%                       5.00%
$50,000 to $99,999              4.50               4.71                        4.00
$100,000 to $249,999            3.50               3.63                        3.00
$250,000 to $499,999            2.50               2.56                        2.00
$500,000 to $999,999            2.00               2.04                        1.75
$1,000,000 and over (1)         None               None               May pay up to 1.00(2)

(1)  A contingent  deferred sales charge of 1% of the shares'  offering price or the net asset value at the time of sale by the  shareholder,  whichever  is less,  is charged on sales of shares made  within one year of the  purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge.  Withdrawals  in the first year after  purchase of up to
     12% of the  value of the fund  account  under  the  Fund's  Automatic  Cash
     Withdrawal Plan are not subject to this charge.
(2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc. pays to the dealer an amount  based upon the  following  schedule:  1.00% on the first $3  million,  0.75% on the next $2  million  and 0.50% on the next $5 million.

If you intend to  purchase  more than $5  million of Class A shares,  you should instead purchase Class Y shares, which have lower on-going expenses.

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Class C Shares

Class C shares pay an annual  12b-1  distribution  fee of 0.75% of  average  net assets,  as well as an annual 12b-1  service fee of 0.25% of average net assets.
Class C shares do not  convert to another  class of shares.  This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00%, applicable if you sell your  shares  within  one year of the date you  purchased  them.  We calculate  the deferred  sales charge on sales of Class C shares by  multiplying
1.00% by the lesser of the net asset  value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales Charge Waivers for Class A and Class C Shares

Class A Front-end Sales Charge  Waivers.  Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.   Redemptions  from any  registered  mutual  fund for which UBS Global  Asset
     Management (US) Inc. ("UBS Global AM (US)") or any of its affiliates serves as principal underwriter if you:

     o    Originally paid a front-end sales charge on the shares; and

     o    Reinvest the money within 60 days of the redemption date.

The Fund's front-end sales charge will also not apply to Class A purchases by or through:

1.   Employees  of UBS AG and its  subsidiaries  and  members of the  employees'
     immediate  families;  and members of the Board of  Directors/Trustees  (and former board members who retire from such boards after December 1, 2005) of any  investment  company  for  which  UBS  Global  AM  (US)  or  any of its affiliates serve as principal underwriter.

2.   Trust  companies  and bank trust  departments  investing on behalf of their clients if clients  pay the bank or trust  company an  asset-based  fee for trust or asset management services.

3.   Retirement  plans and  deferred  compensation  plans that have assets of at least $1 million or at least 25 eligible employees.

4.   Broker-dealers  and  other  financial  institutions  (including  registered investment  advisers  and  financial  planners)  that have  entered  into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer  or other financial  institution with respect to sales of fund shares), on behalf of clients  participating in a fund supermarket, wrap  program,  or other  program in which  clients pay a fee for  advisory
     services,   executing   transactions  in  Fund  shares,  or  for  otherwise
     participating in the program.

5.   Employees of  broker-dealers  and other financial  institutions  (including registered  investment  advisers and financial  planners) that have entered into a selling  agreement  with UBS

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     Global AM (US) (or otherwise  having an arrangement with a broker-dealer or other  financial  institution  with respect to sales of fund  shares),  and their  immediate  family  members,  as allowed by the internal  policies of their employer.

6.   Insurance company separate accounts.

7.   Shareholders  of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

8.   Reinvestment of capital gains distributions and dividends.

9.   College savings plans  organized under Section 529 of the Internal  Revenue
     Code (the "IRC").

10.  A UBS  Financial  Services  Inc.  Advisor who was  formerly  employed as an investment executive with a competing brokerage firm, and

     o    you were the Financial  Advisor's  client at the  competing  brokerage firm;

     o    within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally  underwritten by the competing brokerage firm or its  affiliates,  and you either paid a sales charge to buy those  shares,  pay a  contingent  deferred  sales  charge when selling them or held those shares until the contingent  deferred sales charge was waived; and

     o    you  purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class A and  Class C  Shares  Contingent  Deferred  Sales  Charge  Waivers.  The
contingent deferred sales charge will be waived for:

o    Redemptions of Class A shares by former holders of Class N shares;

o    Exchanges  between  funds  for  which  UBS  Global  AM  (US)  or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

o    Redemptions  following  the  death  or  disability  of the  shareholder  or beneficial owner;

o    Tax-free returns of excess contributions from employee benefit plans;

o    Distributions  from employee  benefit  plans,  including  those due to plan termination or plan transfer;

o    Redemptions  made in connection  with the Automatic Cash  Withdrawal  Plan, provided that such redemptions:

     --   are  limited  annually  to no more  than 12% of the  original  account value;

     --   are made in equal monthly amounts, not to exceed 1% per month; and

     --   the minimum  account value at the time the Automatic  Cash  Withdrawal
          Plan was initiated was no less than $5,000; and

o    Redemptions of shares purchased through certain retirement plans.

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Sales Charge Reductions for Class A Shares

Right of Accumulation

A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on  purchases  of Class A shares by  combining  a current  purchase  with certain  other  Class A, Class B,  Class C and/or  Class P or Y shares of Family
Funds(1)  already owned ("Family Funds" include other UBS Funds, UBS PACE Select funds  and  other  funds for  which  UBS  Global  AM (US)  serves  as  principal underwriter). To determine if you qualify for a reduction of the front-end sales charge,  the amount of your  current  purchase is added to the current net asset value of your other  Class A, Class B,  Class C and/or  Class P or Y shares,  as well as those  Class  A,  Class B,  Class C and/or  Class P or Y shares  of your spouse and children under the age of 21 and who reside in the same household. If you are the sole  owner of a  company,  you may also add any  company  accounts, including  retirement plan accounts invested in Class A, Class B, Class C and/or
Class P or Y shares of the Family Funds.  Companies with one or more  retirement plans may add together the total plan assets invested in Class A, Class B, Class
C and/or  Class P or Y shares of the Family  Funds to  determine  the  front-end sales charge that applies.  To qualify for the discount on a purchase  through a financial  institution,  when each purchase is made, the investor or institution must provide UBS Global AM (US) with  sufficient  information to verify that the purchase qualifies for the privilege or discount.  The right of accumulation may be  amended  or  terminated  by UBS  Global AM (US) at any time as to  purchases occurring thereafter.

___________________________

(1) Please note that any Family Fund that is a money  market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the forms of a Letter of Intent.

Shares purchased through a broker/dealer may be subject to different  procedures concerning Rights of Accumulation.  Please contact your investment  professional for more information.

Letter of Intent

Investors  may  also  obtain  reduced  sales  charges  for  Class A  shares  for investments of a particular amount by means of a written Letter of Intent, which expresses the  investor's  intention to invest that amount within a period of 13 months in shares of one or more Family Funds.(1) Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such  purchase to a single  transaction  of the total dollar  amount indicated in the Letter of Intent.  A Letter of Intent may include  purchases of
Class A, Class C and/or  Class Y shares made not more than three months prior to the date that the  investor  signs a Letter of Intent and  during  the  13-month period in which the Letter of Intent is in effect;  however, the 13-month period during  which the Letter of Intent is in effect  will begin on the date on which the Letter of Intent is signed.

Investors  do not receive  credit for shares  purchased by the  reinvestment  of distributions.  Investors  qualifying  for  a  right  of  accumulation  discount
(described previously) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding  obligation  upon the investor to purchase the full amount  indicated.  The minimum  initial  investment  under a Letter of
Intent is 5% of such amount,  and must be invested  immediately.  Class A shares purchased  with the  first 5% of such  amount  may be held in

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escrow to secure  payment of the higher  sales charge  applicable  to the shares actually purchased if the full amount indicated is not purchased.  When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the  Letter of Intent,  would  apply to the total  investment  made to date.

Letter  of  Intent  forms  may be  obtained  from  UBS  Global  AM  (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Note on Sales Charge Reductions and Waivers for Class A and Class C Shares

Additional  information  concerning  sales  charge  reductions  and  waivers  is available in the Fund's  Statement of  Additional  Information  ("SAI").  If you
think you qualify for any of the sales charge  waivers or  reductions  described previously, you may need to notify and/or provide documentation to UBS Global AM
(US).  You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings  eligible to be  aggregated to meet certain sales  load  breakpoints.  Information  you may need to provide to UBS Global AM
(US) may include:

o    Information or records  regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

o    Information or records  regarding shares of the Fund or other funds held in any  account  at any  financial  intermediary  by  related  parties  of the shareholder, such as members of the same family; and/or

o    Any  information  that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more  information,  you should contact your investment  professional or call
1-800-647 1568. If you want  information on the Automatic Cash Withdrawal  Plan, see the SAI or contact your investment professional. Also, information regarding the Fund's distribution  arrangements and the applicable sales charge reductions
and  waivers  is  available  on  the  Fund's  Web  Site,  free  of  charge,   at
http://www.ubs.com/globalam.

Class Y Shares

Shareholders  pay no front-end  sales  charges on Class Y shares.  However,  UBS
Global AM (US), as principal  underwriter  of the Fund, may make payments out of its own resources,  to affiliated (UBS Financial Services Inc.) and unaffiliated dealers,  pursuant to written dealer agreements as follows:  a one time finder's fee consistent  with the Fund's Class A share  Reallowance to Selected  Dealers'
schedule  (see page 10) and beginning in month 13 an ongoing fee in an amount up to 20 basis points.  UBS Global AM (US) does not make these payments on employee related Class Y share accounts and reserves the right not to make these payments if it determines,  in its sole discretion,  that a dealer has been acting to the detriment of the Fund.

The following are eligible to purchase Class Y shares:

o    Shareholders  of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

o    Retirement  plans with 5,000 or more eligible  employees or $100 million or more in plan assets;

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o    Retirement  plan   platforms/programs  that  include  Fund  shares  if  the
     platform/program covers plan assets of at least $100 million;

o    Trust companies and bank trust  departments  purchasing shares on behalf of their clients in a fiduciary capacity;

o    Banks,  registered  investment  advisors and other  financial  institutions purchasing fund shares for their clients as part of a  discretionary  asset allocation model portfolio;

o    College   savings  plans  organized  under  Section  529  of  the  IRC,  if
     shareholder   servicing   fees  are  paid   exclusively   outside   of  the
     participating funds;

o    Other investors as approved by the Fund's Board of Trustees;

o    Shareholders who invest a minimum initial amount of $5 million in the Fund.
     An  institutional  investor may  aggregate  its holdings  with  holdings of certain related institutional investors to meet the foregoing minimums;

o    Foundations,  Endowments and Religious and other  charitable  organizations described  in Section  501(c)(3)  of the IRC that invest a minimum  initial amount of $2,500,000;

o    Employees of UBS Global Asset  Management  (Americas)  Inc. ("UBS Global AM
     (Americas)")  or UBS Global AM (US) as long as the employee  establishes an account  in his or her name  directly  at the  Fund's  transfer  agent  and purchases a minimum initial amount of $50,000; and

o    Members of the Board of  Directors/Trustees  (and former board  members who retire from such boards after December 1, 2005) of any  investment  company for which UBS Global AM (US) or any of its  affiliates  serves as principal underwriter,  subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Fund's transfer agent.

Class Y shares do not pay  ongoing  12b-1  distribution  or  service  fees.  The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying Shares

You can buy Fund shares through your investment  professional at a broker-dealer or other  financial  institution  with  which  UBS  Global  AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

o    Contacting  your  investment  professional  (if you  have an  account  at a financial  institution  that has entered into a dealer  agreement  with UBS
     Global AM (US));

o    Buying  shares  through  the  transfer  agent  as  described  later in this prospectus; or

o    Opening an account by exchanging shares from another Family Fund.

Selected  securities  dealers or other  financial  institutions,  including  UBS
Financial Services Inc., may charge a processing fee to confirm a purchase.  UBS
Financial Services Inc. currently charges a fee of $5.25.

The Fund and UBS Global AM (US) reserve the right to reject a purchase  order or suspend the offering of shares.

Through Financial Institutions/Professionals

As mentioned  above, the Fund has entered into one or more sales agreements with brokers, dealers or other financial

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

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--------------------------------------------------------------------------------

intermediaries  ("Service  Providers"),  as well as with financial  institutions
(banks and bank trust departments) (each an "Authorized Dealer"). The Authorized
Dealer,   or   intermediaries   designated   by   the   Authorized   Dealer   (a
"Sub-designee"),  may in  some  cases  be  authorized  to  accept  purchase  and redemption  orders that are in "good form" on behalf of the Fund.  The Fund will be deemed to have  received a purchase or redemption  order when the  Authorized
Dealer or  Sub-designee  receives  the order in good form.  Such  orders will be priced at the Fund's net asset value next computed  after such order is received in good form by the Authorized Dealer or Subdesignee.  These Authorized  Dealers
may charge the investor a transaction fee or other fee for their services at the time of  purchase.  These fees would not be otherwise  charged if you  purchased shares  directly  from the Fund.  It is the  responsibility  of such  Authorized
Dealers or  Sub-designees  to promptly  forward purchase orders with payments to the Fund.

Additional Compensation to Affiliated Dealer

UBS  Global  AM (US)  pays its  affiliate,  UBS  Financial  Services  Inc.,  the following additional compensation in connection with the sale of Fund shares:

o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.

o    a monthly  retention fee at the annual rate of 0.10% of the value of shares of the Fund  that are held in a UBS  Financial  Services  Inc.  account  at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources.

Minimum Investments:

Class A and Class C shares:

To open an account.........     $1,000
To add to an account.......       $100

The Fund may waive or reduce these amounts for:

o    Employees of UBS Global AM (US) or its affiliates; or

o    Participants in certain pension plans,  retirement  accounts,  unaffiliated investment programs or the Fund's automatic investment plan.

Market Timers. The interests of the Fund's long-term shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when the Fund's shares  are  repeatedly  bought  and  sold  in  response  to  short-term  market fluctuations--also known as "market timing." Market timing may cause the Fund to have difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market  timing also may force the
Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These  factors may hurt the Fund's performance and its shareholders.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage,  detect and prevent market timing.  The Fund will reject purchase orders and  exchanges  into the Fund by any  person,  group or account  that UBS
Global AM (Americas), as the Fund's Advisor and Administrator,  determines to be a market timer.  UBS Global AM  (Americas)  maintains  market timing  prevention procedures  under which it reviews daily reports from the Fund's  transfer agent of all accounts that engaged in transactions in

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UBS Global Asset Management                                                   16

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Fund shares  that  exceed a  specified  monetary  threshold  and  effected  such transactions  within a  certain  period  of time to  evaluate  whether  any such account  had  engaged in market  timing  activity.  In  evaluating  the  account transactions,  UBS Global AM (Americas)  will consider the potential harm of the trading or exchange activity to the Fund or its  shareholders.  If UBS Global AM
(Americas) determines, in its sole discretion, that a shareholder has engaged in market timing,  the  shareholder  will be permanently  barred from making future purchases or exchanges into the Fund. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be  temporarily  barred from  making  additional  investments  into the Fund pending a  definitive  determination.  In  addition,  if a Financial  Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing,  UBS Global AM (Americas)  will attempt to prohibit the Financial
Advisor from making additional purchases of the Fund on behalf of its clients.

Shares of the Fund may be held through omnibus account  arrangements,  whereby a broker-dealer,  investment  advisor,  retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Fund for  trading  on  behalf  of its  customers  or  participants.  Omnibus
accounts  are  accounts   that   aggregate   the   transactions   of  underlying
shareholders, thus making it difficult to identify individual underlying account holder  activity.  UBS Global AM  (Americas)  reviews  purchase  and  redemption activity  in omnibus  accounts  on a daily  basis to seek to identify an unusual pattern  of trading  activity  within a short  period of time.  If UBS Global AM
(Americas)  detects  an  unusual  pattern  of  trading  activity,  UBS Global AM
(Americas)  will notify the Financial  Intermediary  of the omnibus  account and will request that the  Financial  Intermediary  use its best efforts to identify and bar any  customer  or  participant  that is engaging  in market  timing,  if possible.

While the Fund  will  encourage  Financial  Intermediaries  to apply the  Fund's market timing policies to their customers or participants who invest in the Fund through an omnibus  account,  the Fund is limited in its  ability to monitor the trading  activity or enforce the Fund's market  timing  policies with respect to customers  of  Financial  Intermediaries.  For  example,  although UBS Global AM
(Americas)  reviews the  trading  activity  of omnibus  accounts,  UBS Global AM
(Americas)  may not be able to detect market timing that may be  facilitated  by
Financial  Intermediaries  or made difficult to identify in the omnibus accounts used by those Financial  Intermediaries for aggregated purchases,  exchanges and redemptions on behalf of their customers or participants.

While the Fund will seek to take actions  (directly  and with the  assistance of
Financial Intermediaries) that will detect market timing, the Fund's efforts may not be completely successful in minimizing or eliminating such trading activity.

Certain  types of  transactions  will  also be  exempt  from the  market  timing prevention  procedures.  These exempt transactions are purchases and redemptions through the  Automatic  Cash  Withdrawal  Plan,  purchases  through an automatic investment  plan and  redemptions  by wrap fee  accounts  that have an automatic rebalancing feature.

Selling Shares

You can sell  your Fund  shares  at any time.  If you own more than one class of shares,

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

you should  specify  which class you want to sell.  If you do not, the Fund will assume that you want to sell shares in the following order:  Class A, then Class
C, and last, Class Y.

If you want to sell  shares  that you  purchased  recently,  the Fund may  delay payment until it verifies  that it has received  good payment.  If you hold your shares through a financial  institution,  you can sell shares by contacting your investment  professional,  or an  Authorized  Dealer or  Sub-designee,  for more information.  Important note: Each  institution or professional may have its own procedures  and  requirements  for selling  shares and may charge  fees.  If you purchased  shares  through  the  Fund's  transfer  agent,  you may sell  them as explained later in this prospectus.

If you sell Class A shares and then  repurchase  Class A shares of the same Fund within 365 days of the sale,  you can reinstate  your account  without  paying a sales charge.

Securities  dealers or other  financial  institutions,  including  UBS Financial
Services Inc., may charge a fee to process a redemption of shares. UBS Financial
Services Inc. currently charges a fee of $5.25.

The Fund  reserves  the right to pay  redemptions  "in kind"  (i.e.,  payment in securities rather than cash) if the investment you are redeeming is large enough to affect  the  Fund's  operations  (for  example,  if it  represents  more than
$250,000 or 1% of the Fund's assets).  In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Fund money to maintain shareholder  accounts.  Therefore,  the Fund reserves the right to repurchase  all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such  redemptions.  If the Fund  elects to do this with  your  account,  it will notify you that you can increase  the amount  invested to $500 or more within 60 days.  The Fund will not  repurchase  shares in  accounts  that fall  below $500 solely because of a decrease in the Fund's net asset value.

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person who opens an account.  If you do not provide the information  requested,  the Fund may not be able to maintain your  account.  If the Fund is unable to verify your identity or that of another person(s)  authorized  to act on  your  behalf,  the  Fund  and  UBS  Global  AM
(Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated  after the  determination has been made to close the account.

Redemption Fee

If you sell or  exchange  Class A shares or sell Class Y shares of the Fund less than 90 days after you purchased  them, a redemption  fee of 1.00% of the amount sold or  exchanged  will be deducted at the time of the  transaction,  except as noted  below.  This amount  will be paid to the Fund,  not to the Advisor or UBS
Global AM (US). The  redemption  fee is designed to offset the costs  associated with  fluctuations  in Fund  asset  levels  and cash flow  caused by  short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating  the redemption fee. The

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   18

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

redemption fee will not apply to Class A or Class Y shares of the Fund that:

o    are held through  certain  omnibus  accounts,  including  retirement  plans qualified under Section 401 (k) of the IRC or plans administered as college savings programs under Section 529 of the IRC;

o    are sold or exchanged under automatic withdrawal plans;

o    are held through  certain  managed  account  programs with automatic  asset allocation rebalancing features; or

o    are sold due to death or disability of the shareholder.

Exchanging Shares

You may  exchange  Class A or Class C shares of the Fund for  shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange  shares.  You may have to pay a deferred  sales charge if you later sell the shares you acquired in the  exchange.  A fund will use the date of your original  share  purchase to  determine  whether  you must pay a deferred  sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other fund.

You may  exchange  shares of one fund for shares of another  fund only after the first purchase has settled and the first fund has received your payment.

If you hold your Fund shares through a financial  institution,  you may exchange your shares by placing an order with that  institution.  If you hold Fund shares through the Fund's  transfer  agent,  you may exchange  your shares as explained below.

The Fund may modify or terminate the exchange privilege at any time.

Transfer Agent

If you wish to invest in this Fund or any other of the Family Funds  through the
Fund's  transfer  agent,  PFPC Inc.,  you can obtain an  application  by calling
1-800-647  1568. You must complete and sign the  application  and mail it, along with a check to the transfer agent.

You may also sell or  exchange  your  shares by writing  to the Fund's  transfer agent. Your letter must include:

o    Your name and address;

o    Your account number;

o    The  name of the fund  whose  shares  you are  selling,  and if  exchanging shares, the name of the fund whose shares you want to buy;

o    The dollar amount or number of shares you want to sell and/or exchange; and

o    A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant  in one of the medallion  programs  recognized by the
     Securities  Transfer Agents  Association.  These are:  Securities  Transfer
     Agents Medallion Program (STAMP),  Stock Exchanges Medallion Program (SEMP)
     and the New York Stock Exchange Medallion Signature Program (MSP). The Fund

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

will not accept signature guarantees that are not part of these programs.

Applications  to purchase  shares (along with a check),  and letters  requesting redemptions  of shares or exchanges of shares  through the transfer agent should be mailed to:

     PFPC Inc.
     UBS Global Asset Management
     P.O. Box 9786
     Providence, RI  02940

You do not have to complete an application when you make additional  investments in the Fund.

Transfer of Accounts

If you hold  Class  A,  Class C or  Class Y  shares  of the Fund in a  brokerage account and you  transfer  your  brokerage  account to another  firm,  your Fund shares will be moved to an account with PFPC Inc.,  the Fund's  transfer  agent.
However,  if the other firm has entered into a dealer agreement  relating to the
Fund with UBS Global AM (US), the Fund's principal underwriter,  you may be able to hold Fund shares in an account with the other firm.

Pricing and Valuation

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share.  The Fund calculates net asset value on days that the New
York Stock  Exchange  ("NYSE")  is open.  The Fund  calculates  net asset  value separately  for  each  class  as of the  close of  regular  trading  on the NYSE
(generally,  4:00 p.m.,  Eastern  time).  The NYSE normally is not open, and the
Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of the Fund will be based on the net asset value  (adjusted for any  applicable  sales  charges) that is next calculated  after the Fund (or an Authorized  Dealer or  Sub-designee)  receives your  order  in  good  form.  If  you  place  your  order  through  a  financial institution,  your  investment  professional is responsible for making sure that your order is promptly sent to the Fund.

The Fund calculates its net asset value based on the current market value of its portfolio securities. The Fund normally obtains market values for its securities from independent  pricing services that use reported last sales prices,  current market  quotations  or, if market prices are not readily  available,  valuations from  computerized  "matrix"  systems  that derive  values  based on  comparable securities.  If a market  value is not  available  from an  independent  pricing source  for a  particular  security,  that  security  is valued at a fair  value determined by or under the direction of the Trust's Board of Trustees.  The Fund normally  uses the  amortized  cost method to value bonds that will mature in 60 days or less.

The Trust's Board of Trustees has  delegated to the UBS Global Asset  Management
Funds'   Valuation   Committee   the   responsibility   for  making  fair  value
determinations  with respect to the Fund's  portfolio  securities.  The types of securities for which such fair value pricing may be necessary  include,  but are not limited to: foreign securities under some circumstances, as discussed below;
securities of an issuer that has entered into a restructuring;  securities whose trading  has been  halted  or  suspended;  fixed-income  securities  that are in default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.  The need to fair value the Fund's portfolio

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   20

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

securities may also result from low trading volume in foreign  markets or thinly traded domestic  securities,  and when a security  subject to a trading limit or collar on the  exchange or market on which it is  primarily  traded  reaches the
"limit up" or "limit down" price and no trading has taken place at that price.

The Fund  expects to price  most of its  portfolio  securities  based on current market value,  as discussed  previously.  Securities and assets for which market quotations  are not  readily  available  may be  valued  based  upon  appraisals received from a pricing  service using a  computerized  matrix system or formula method that takes into consideration market indices,  matrices, yield curves and other specific adjustments.  This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula  method  not  been  used.  Securities  also  may be  valued  based  upon
appraisals   derived  from  information   concerning  the  security  or  similar
securities  received from recognized  dealers in those  securities.  If the Fund concludes  that a market  quotation  is not  readily  available  for a portfolio security for any number of reasons,  including the  occurrence of a "significant event"  (e.g.,  natural  disaster or  governmental  action),  after the close of trading in its  principal  domestic  or  foreign  market but before the close of regular  trading on the NYSE,  the Fund will use fair  value  methods to reflect those events. This policy is intended to assure that each Fund's net asset value fairly reflects security values as of the time of pricing.

Valuing  securities  at fair value  involves  greater  reliance on judgment than valuing  securities that have readily  available market  quotations.  Fair value determinations  can also involve  reliance on quantitative  models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the  fair  value  assigned  to a  security  if it were to sell the  security  at approximately  the time at which the Fund  determines  its net  asset  value per share.  As a result,  the Fund's sale or  redemption  of its shares at net asset value,  at a time when a holding or holdings are valued at fair value,  may have the  effect  of  diluting  or  increasing  the  economic  interest  of  existing shareholders.

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UBS Global Asset Management                                                   21

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Management

Investment Advisor

UBS Global Asset  Management  (Americas) Inc. ("UBS Global AM (Americas)" or the
"Advisor"),  a Delaware corporation located at One North Wacker Drive,  Chicago,
IL 60606, is an investment advisor registered with the SEC. UBS Global AM serves as investment advisor to the Fund managing the investment of assets of the Fund.
As of March 31,  2006,  the Advisor had  approximately  $77.8  billion in assets under management.  The Advisor is an indirect, wholly owned subsidiary of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately  $613.7  billion in assets under  management as of March 31, 2006.
UBS is an internationally  diversified organization  headquartered in Zurich and
Basel,  Switzerland,  with  operations in many areas of the  financial  services industry.

Portfolio Management

John Leonard,  Thomas M. Cole,  Thomas Digenan,  Scott Hazen and Scott Bondurant
are the  members  of the North  American  Equities  investment  management  team primarily  responsible for the day-to-day management of the Fund. Mr. Leonard as the head of the  investment  management  team  oversees the other members of the
team,  leads  the  portfolio   construction  process  and  reviews  the  overall
composition  of the  Fund's  portfolio  to  ensure  compliance  with its  stated
investment  objectives and strategies.  Mr. Cole as the director of research for the  investment  management  team  oversees the analyst  team that  provides the investment research on the large cap markets that is used in making the security selections  for the Fund's  portfolio.  Mr. Digenan and Mr. Hazen as the primary
strategists   for  the  investment   management   team  provide   cross-industry
assessments and risk management  assessments for portfolio  construction for the
Fund. Mr. Bondurant  oversees phases of development and management for the Fund.
Information  about  Messrs.  Leonard,  Cole,  Digenan,  Hazen and  Bondurant  is
provided below.

John  Leonard  is Head of North  American  Equities  and Deputy  Global  Head of
Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment  professional with UBS
Global Asset Management since 1991 and a portfolio manager of the Fund since its inception.

Thomas M. Cole is Head of  Research  - North  American  Equities  and a Managing
Director  at UBS  Global  Asset  Management.  Mr.  Cole has  been an  investment professional with UBS Global Asset Management since 1995 and a portfolio manager of the Fund since its inception.

Thomas Digenan has been a North American  Equity  Strategist at UBS Global Asset
Management since 2001 and is a Managing Director of UBS Global Asset Management.
Mr.  Digenan was President of The UBS Funds from 1993 to 2001.  Mr.  Digenan has been a portfolio manager of the Fund since its inception.

Scott Hazen has been a North  American  Equity  Strategist  at UBS Global  Asset
Management  since  2004  and  is an  Executive  Director  of  UBS  Global  Asset
Management.   From  1992  until  2004,  Mr.  Hazen  was  a  Client  Service  and
Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of the Fund since its inception.

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UBS Global Asset Management                                                   22

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Scott  Bondurant  has  been  an  Executive  Director  and a  Long  Short  Equity
Strategist at UBS Global Asset Management since 2005. Prior to joining the firm,
Mr. Bondurant had been in institutional equities for over 15 years including his role as Executive  Director at Morgan Stanley for nine years, from 1996 to 2005.
Previously,  he was Senior Vice President at Paine Webber and prior to that, Mr.
Bondurant  was Vice  President  and  manager  of the  Atlanta  office for Kidder
Peabody.  Mr.  Bondurant  has been a  portfolio  manager  of the Fund  since its inception.

The  Fund's  SAI  provides  information  about the  Fund's  portfolio  managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Advisory Fees

The  investment  advisory fee  (expressed as a percentage of average net assets)
payable to the Advisor,  before fee waivers and/or expense reimbursements by the
Fund is presented in the table that follows.

The Advisor has contractually  agreed to waive its fees and/or reimburse certain expenses so that the total operating  expenses  (excluding  securities loan fees and dividend  expense for  securities  sold short) of the Fund do not exceed the amounts listed in the footnote to the Fund's Expense Table.  The contractual fee waiver  and/or  expense  reimbursement  agreement  will  remain in place for the
Fund's fiscal year ending June 30, 2007.  Thereafter,  the expense limit for the
Fund will be reviewed each year, at which time the  continuation  of the expense limit  will  be  discussed  by the  Advisor  and  the  Board  of  Trustees.  The
contractual  fee waiver  agreement also provides that the Advisor is entitled to reimbursement  of fees it waived and/or  expenses it reimbursed  for a period of three years following such fee waivers and expense reimbursements, provided that the  reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the  contractual  limit as then may be in effect for the
Fund.

            Advisory Fee Breakpoint Schedule
        Assets under         Fee
        Management
        $0 - $500 million    1.00%
        On the next $500
        million - $1
        billion              0.90%
        Above $1 billion     0.85%

The Fund has not yet commenced  operations as of the date of this Prospectus.  A discussion regarding the basis for the Board of Trustees' annual approval of the investment  advisory  agreement  between  the Trust and Advisor on behalf of the
Fund will be available in future annual or semiannual reports to shareholders of the Fund.

Administrator

UBS Global AM (Americas) is also the  administrator  of the Fund.  The Fund pays
UBS Global AM (Americas) an annual  contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of Portfolio Holdings

The Fund will generally post on its Web Site at http://www.ubs.com/globalam, the ten largest stock  portfolio  holdings of the Fund, and the percentage that each of these holdings  represents of the Fund's total assets,  as of the most recent calendar-quarter  end, 25 calendar  days after the end of the calendar  quarter.
The Fund will file its complete schedule of portfolio  holdings with the SEC for the first and third quarters of

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

each fiscal year on Form N-Q.  The Fund's  Forms N-Q are  available on the SEC's
Web Site at www.sec.gov.  The Fund's Forms N-Q may be reviewed and copied at the
SEC's Public Reference Room in Washington,  D.C. Information on the operation of the SEC's  Public  Reference  Room may be  obtained by calling  1-202-551  8090.
Additionally,  you may obtain  copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568. The Fund's complete  schedule of portfolio  holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form
N-CSR and appears in the semi-annual and annual reports,  respectively,  sent to shareholders.  The  semiannual and annual reports for the Fund will be posted on the Fund's Web Site at  http://www.ubs.com/globalam.  Please  consult the Fund's
SAI for a description of the policies and procedures  that govern  disclosure of the Fund's portfolio holdings.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   24

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Dividends and Taxes

Dividends and Distributions

Dividends  and  Distributions.  The  Fund  intends  to  qualify  each  year as a regulated investment company under Subchapter M of the Internal Revenue Code. As such,  the Fund  generally pays no federal income tax on the income and gains it distributes  to you. The Fund expects to declare and  distribute  all of its net investment income, if any, to shareholders as dividends annually.  The Fund will also distribute  capital gains, if any, at least annually typically in December.
The amount of any  distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain distribution.

Classes with higher  expenses are expected to have lower income  dividends.  For example,  Class C shares are expected to have the lowest dividends of the Fund's shares, while Class Y shares are expected to have the highest.

You will receive income  dividends and capital gain  distributions in additional shares  of the  same  class  of the  Fund  unless  you  notify  your  investment professional  or the Fund in  writing  that you elect to  receive  them in cash.
Distribution  options  may be  changed  at any time by  requesting  a change  in writing.  Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you.  This can result from the rules in the  Internal  Revenue Code that effectively  prevent mutual funds, such as the Fund, from ascertaining with certainty,  until  after the  calendar  year end,  and in some  cases the Fund's fiscal year end, the final amount and  character of  distributions  the Fund has received on its  investments  during the prior calendar  year.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of  corrected  forms  mailed to  shareholders.  However,  when necessary,  the  Fund  will  send  you a  corrected  Form  1099-DIV  to  reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term capital gain rates,  provided certain holding period  requirements are met.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Sale or  Exchange  of Fund  Shares.  A sale or  redemption  of Fund  shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes,  an exchange of your Fund shares for shares of a different  Family
Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares  generally are subject to state and local taxes.  Non-US investors may be subject  to US  withholding  or estate  tax,  and are  subject to special US tax certification requirements.

This  discussion of "Dividends  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's tax situation is unique,  you should consult your tax professional  about federal,  state,  local or foreign tax consequences before making an investment in the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   26

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Financial Highlights

No financial  information is presented for the Fund because it had not commenced operations as of the date of this prospectus.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS U.S. Equity Alpha Fund
--------------------------------------------------------------------------------

Funds' privacy notice

This notice  describes  the privacy  policy of the UBS Family of Funds,  the UBS
PACE Funds and all  closed-end  funds  managed by UBS  Global  Asset  Management
(collectively,  the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective,  current or former investors.

The  Funds  collect  personal  information  in order  to  process  requests  and transactions and to provide customer  service.  Personal  information,  which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information,  other Fund holdings and any  affiliation  the  person  has  with  UBS  Financial  Services  Inc.  or its subsidiaries  ("Personal  Information").  The Funds  limit  access  to  Personal
Information to those  individuals who need to know that  information in order to process  transactions and service  accounts.  These  individuals are required to maintain  and protect the  confidentiality  of Personal  Information.  The Funds maintain  physical,  electronic  and procedural  safeguards to protect  Personal
Information. The Funds may share Personal Information described above with their affiliates for marketing and other business purposes,  such as to facilitate the servicing of accounts.  The Funds may share Personal Information described above with a  non-affiliated  third  party if the entity is under  contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and  otherwise as permitted by law. Any such  contract will include provisions  designed to ensure  that the third  party will  uphold and  maintain privacy  standards  when  handling  Personal  Information.  The  Funds  may also
disclose  Personal   Information  to  regulatory   authorities  as  required  by
applicable law.  Except as described in this privacy notice,  the Funds will not use Personal  Information  for any other purpose  unless the Funds  describe how such Personal  Information  will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them. The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal  Information  needs to be corrected or updated.  Please call  1-800-647  1568 with any  questions or concerns  regarding  your  Personal
Information or this privacy notice.

                                            [INSERT UBS LOGO]

If you  want  more  information  about
the Fund, the following  documents are
available free upon request:                The UBS Funds

Annual/Semiannual Reports                       UBS U.S. Equity Alpha Fund

Additional   information   about   the      Prospectus
Fund's  investments  will be available
in the Fund's  annual  and  semiannual
reports  to  shareholders.  As of  the
date of this  prospectus,  annual  and
semiannual   reports   are   not   yet
available  because  the  Fund  has not
commenced operations.

Statement  of  Additional  Information
(SAI)

The   SAI   provides   more   detailed
information  about  the  Fund  and  is
incorporated  by  reference  into this
prospectus   (i.e.,   it  is   legally
considered a part of this prospectus).

You may discuss your  questions  about
the    Fund   by    contacting    your
investment   professional.   You   may
obtain   free  copies  of  the  Fund's
annual and semiannual  reports and the
SAI by  contacting  the Fund  directly
at   1-800-647   1568.    Because   of
limited investor  requests for the SAI
and the  availability of the SAI via a
toll free number,  the Advisor has not
made  the  SAI  available  on its  Web
Site.

You may  review  and copy  information
about the Fund, including  shareholder      August 14, 2006
reports  and the  SAI,  at the  Public
Reference Room of the U.S.  Securities
and  Exchange   Commission   (SEC)  in
Washington,   D.C.   You  may   obtain
information  about the  operations  of
the  SEC's  Public  Reference  Room by
calling  the  SEC at  1-202-551  8090.
You  may get  copies  of  reports  and
other information about the Fund:

o    For  a  fee,  by   electronic
     request at  publicinfo@sec.gov or
     by  writing   the  SEC's   Public
     Reference  Section,   Washington,
     D.C. 20549-0102; or

o    Free from the EDGAR  Database
     on the  SEC's  Internet  Web Site
     at: http://www.sec.gov.

The UBS Funds
Investment   Company   Act   File  No.
811-6637

[INSERT UBS LOGO]

                                  The UBS Funds
                           UBS U.S. Equity Alpha Fund

                             One North Wacker Drive
                             Chicago, Illinois 60606

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated August 14, 2006

The UBS U.S.  Equity  Alpha Fund (the  "Fund") is a series of The UBS Funds,  an open-end management investment company (the "Trust").

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG ("UBS"),  serves as the investment  advisor and  administrator for the
Fund. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as the underwriter  for the Fund. UBS Global AM (US) is an indirect  wholly owned asset management subsidiary of UBS.

This SAI is not a  prospectus  and should be read only in  conjunction  with the
Fund's current  Prospectus,  dated August 14, 2006. A copy of the Prospectus may be obtained by calling your investment professional or by calling the Trust toll free at 1-800-647 1568. The Prospectus contains more complete  information about the Fund. You should read it carefully before investing.

   Investment Company Securities and Investments

                                       i

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND

REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND
REDEMPTION INFORMATION AND OTHER SERVICES..................................41

   Sales Charge Reductions and Waivers.....................................41

   Additional Information Regarding Purchases Through

                                       ii

FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM..........................................54

APPENDIX A - SECONDARY RISKS..............................................A-1

                                      iii

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust currently offers shares of the following eighteen series, representing separate portfolios of investments: UBS U.S. Bond Fund, UBS High Yield Fund, UBS
U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Large
Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund,
UBS U.S. Real Estate Equity Fund, UBS Global  Allocation Fund, UBS Global Equity
Fund,  UBS Global Bond Fund,  UBS Absolute  Return Bond Fund,  UBS Dynamic Alpha
Fund,  UBS  International  Equity  Fund,  UBS Emerging  Markets  Debt Fund,  UBS
Emerging  Markets  Equity Fund, UBS U.S. Mid Cap Growth Equity Fund and UBS U.S.
Equity  Alpha  Fund.  This SAI  relates to the UBS U.S.  Equity  Alpha Fund (the
"Fund") only.  The Fund  currently  offers three classes of shares:  the Class A shares,  the  Class C shares  and the  Class Y  shares.  Class A  shares  have a front-end sales charge, a contingent deferred sales charge ("CDSC") on purchases over $1 million and sold within one year of the purchase  date,  and are subject to annual 12b-1 plan service fees of 0.25% of average daily net assets.  Class C shares have a CDSC and are  subject to annual  12b-1 plan  distribution  fees of
0.75% of average daily net assets,  as well as annual 12b-1 plan service fees of
0.25% of average daily net assets.  Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual
12b-1 plan expenses. The Trust is a Delaware statutory trust organized on August
13, 1993.

Diversification Status

The Fund is  classified  as  "non-diversified"  for  purposes of the  Investment
Company Act of 1940,  as amended (the  "Act"),  which means that the Fund is not limited by the Act with regard to the portion of its assets that may be invested in the  securities  of a  single  issuer.  To the  extent  that  the  Fund  as a non-diversified  Fund makes  investments  in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is  increased.  Because  the Fund may invest in a limited  number of issuers,  the  performance  of particular  securities  may adversely  affect the performance  of the Fund or subject the Fund to greater  price  volatility  than that experienced by diversified investment companies.

General Definitions

As used throughout this SAI, the following terms shall have the meanings listed:

"Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  or "UBS  Global AM  (Americas)"  shall  mean UBS  Global  Asset
Management (Americas) Inc., which serves as the Fund's administrator.

"Advisor" or "UBS Global AM (Americas)"  shall mean UBS Global Asset  Management
(Americas) Inc., which serves as the Fund's investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Family  Funds"  shall mean the Fund and other funds for which UBS Global  Asset
Management (US) Inc. or any of its affiliates serves as principal underwriter.

"Fund" or "Series" shall mean the UBS U.S. Equity Alpha Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Trust"  shall mean The UBS Funds,  an open-end  management  investment  company registered under the Act.

"Underwriter"  or "UBS  Global AM (US)" shall mean UBS Global  Asset  Management
(US) Inc., which serves as the Fund's underwriter.

"1933 Act" shall mean the Securities Act of 1933, as amended.

                              INVESTMENT STRATEGIES

The following  discussion of investment  techniques and instruments  supplements and should be read in conjunction with the investment objective and policies set forth in the Fund's Prospectus. The investment practices described below, except for the  discussion of  percentage  limitations  with respect to portfolio  loan transactions and borrowing,  are not fundamental and may be changed by the Board without the approval of the shareholders.

Cash and Cash Equivalents

The Series may invest a portion  of its  assets in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

The  Series may also  invest a portion  of its assets in shares  issued by money market mutual funds. When unusual market conditions warrant, the Series may make substantial  temporary defensive investments in cash equivalents up to a maximum of 100% of its net  assets.  Cash  equivalent  holdings  may be in any  currency
(although such holdings may not constitute  "cash or cash  equivalents"  for tax diversification  purposes under the Code). When the Series invests for defensive purposes, it may affect the attainment of the Series' investment objective.

Under the terms of an  exemptive  order issued by the SEC, the Series may invest cash  (i) held for  temporary  defensive  purposes;  (ii) not  invested  pending investment  in  securities;  (iii) that is set aside to cover an  obligation  or commitment of the Series to purchase securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its  portfolio  securities  in connection  with the Series'  securities  lending program,  in a series of shares of UBS Supplementary  Trust (the  "Supplementary
Trust Series") or a series of shares of UBS

Relationship Funds ("Relationship  Funds Cash Series").  UBS Supplementary Trust
is a private  investment  pool  which has  retained  the  Advisor  to manage its investments  and UBS  Relationship  Funds  is a  registered  investment  company advised by the Advisor.  Certain Trustees of the Trust also serve as Trustees of the UBS Supplementary  Trust and UBS Relationship Funds. The Supplementary Trust
Series and Relationship  Funds Cash Series each invests in US dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less,  and  operates  in  accordance  with Rule 2a-7 under the Act.  The Series'
investment of  Uninvested  Cash in shares of the  Supplementary  Trust Series or
Relationship Funds Cash Series will not exceed 25% of the Series' total assets.

Repurchase Agreements

When the Series enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the Act to be collateralized  loans by the Series to the seller secured by the securities  transferred to the Series.  Repurchase  agreements will be fully collateralized and the collateral will be marked-to-market daily. The Series may not enter into a repurchase  agreement  having more than seven days remaining to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities  held by the Series,  would exceed 15% of the value of the net assets of the Series.

Repurchase  agreements are  securities  for purposes of the tax  diversification requirements  that  must be met  for  pass-through  treatment  under  the  Code.
Accordingly,  the Series will limit the value of its  repurchase  agreements  on each of the quarterly  testing dates to ensure  compliance  with Subchapter M of the Code.

Reverse Repurchase Agreements

Reverse  repurchase  agreements  involve  sales of portfolio  securities  of the
Series to member  banks of the  Federal  Reserve  System or  securities  dealers
believed  creditworthy,   concurrently  with  an  agreement  by  the  Series  to
repurchase  the  same  securities  at a later  date at a fixed  price  which  is generally  equal to the original sales price plus  interest.  The Series retains record ownership and the right to receive interest and principal payments on the portfolio  securities  involved.  In  connection  with each  reverse  repurchase transaction,  the  Series  will  direct its  custodian  bank to place  cash,  US government  securities,  equity securities and/or investment and  non-investment grade debt  securities in a segregated  account of the Series in an amount equal to the repurchase  price. Any assets designated as segregated by the Series with respect to any reverse repurchase agreements,  when-issued securities,  options, futures,  forward  contracts or other derivative  transactions  shall be liquid,
unencumbered  and   marked-to-market   daily  (any  such  assets  designated  as
segregated  are  referred  to in this  SAI as  "Segregated  Assets"),  and  such
Segregated Assets shall be maintained in accordance with pertinent  positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by a Series may decline  below the price of the  securities the Series has sold but is obligated to repurchase  under the agreement.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or  becomes  insolvent,  the  Series'  use  of the  proceeds  of the agreement may be restricted  pending a determination  by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.  Reverse  repurchase  agreements  are  considered  borrowings by the
Series and as such, are subject to the same investment limitations.

Borrowing

The Series may borrow money as a temporary measure for extraordinary purposes or to  facilitate  redemptions.  The Series may also  borrow  money for  investment purposes.  The Series will not borrow money in excess of 33 1/3% of the value of its total assets. Any borrowing will be done from a bank with the required asset coverage of at least 300%.  In the event that such asset  coverage  shall at any time fall below  300%,  the Series  shall,  within  three days  thereafter  (not including  Sundays or holidays),  or such longer period as the SEC may prescribe by rules and regulations,  reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

When the Series borrows money for investment purposes,  it is engaging in a form of  leverage,  which  increases  investment  risk  while  increasing  investment opportunity.  The money borrowed for such leveraging purposes will be subject to interest  costs  which  may  or may  not be  recovered  by  appreciation  of the securities purchased and may exceed the income from the securities purchased.

Loans of Portfolio Securities

The  Series  may lend  portfolio  securities  to  qualified  broker-dealers  and financial  institutions pursuant to agreements provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Series may call the loan at any time and receive the securities  loaned; (3) the Series will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total assets of the Series.

When  loaning  portfolio  securities,  the Series  will  initially  require  the borrower to provide the Series  with  collateral  in an amount at least equal to
102% of the current  market  value of the loaned  securities  with respect to US securities  and 105% of the current market value of the loaned  securities  with respect to foreign securities.  Thereafter,  collateral will be maintained in an amount  at  least  equal  to 100% of the  current  market  value  of the  loaned
securities.   Collateral  will  consist  of  US  and  non-US  securities,   cash
equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the  securities or may fail to maintain the proper amount of collateral,  which may result in a loss of money by the Fund or a delay in  recovering  the  loaned  securities.  In  addition,  in the event of bankruptcy of the borrower,  a Fund could  experience  delays in recovering  the loaned securities or only recover cash or a

security  of  equivalent  value.  Therefore,  the  Series  will only  enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision  of the Board,  including the  creditworthiness  of the borrower and then only if the  consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

Swaps

The Series may engage in swaps,  including  but not  limited to  interest  rate, currency  and equity  swaps and the  purchase or sale of related  caps,  floors, collars and other derivative instruments. The Series expects to enter into these transactions  to  preserve  a return  or spread on a  particular  investment  or portion of the  portfolio's  duration,  to protect  against any  increase in the price of  securities  the Series  anticipates  purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest  rate swaps  involve the exchange by the Series with  another  party of their  respective  commitments to receive or pay interest  (e.g., an exchange of fixed rate  payments  for  floating  rate  payments)  with respect to a notional amount of  principal.  Currency  swaps  involve the  exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the  purchaser to receive  payments on a notional principal  amount from the party  selling the cap to the extent that a specified index  exceeds a  predetermined  interest  rate or amount.  The  purchase  of an interest  rate floor  entitles the  purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated  with ordinary  portfolio  security  transactions.  If the Advisor is incorrect in its forecast of market values,  interest rates and other applicable factors, the investment performance of the Series will be less favorable than it would  have  been if this  investment  technique  was never  used.  Swaps do not involve the delivery of securities or other underlying assets or principal,  and are subject to  counterparty  risk.  If the other party to a swap  defaults  and fails to consummate  the  transaction,  the Series' risk of loss consists of the net amount of interest  payments  that the Series is  contractually  entitled to receive.  Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate  methodology  prescribed by the Internal  Revenue
Service.

Equity swaps or other swaps  relating to  securities  or other  instruments  are based on changes in the value of the underlying  securities or instruments.  For example,  an equity swap might  involve an exchange of the value of a particular security  or  securities  index in a certain  notional  amount  for the value of another  security or index or for the value of interest on that notional  amount at a specified fixed or variable rate. The Series will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Series paying or receiving,  as the case may be, only the net amount of the  payments.  Payments  under  an  equity  swap  contract  may be  made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, the Series will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its  obligations  pursuant to a swap contract or that, in the event of a default,  the Series will  succeed in pursuing  contractual  remedies.  The
Series  thus  assumes  the risk  that it may be  delayed  in or  prevented  from obtaining payments owed to it pursuant to a swap contract.  However,  the amount at risk is only the net  unrealized  gain,  if any, on the swap,  not the entire notional amount.  The Advisor will closely monitor,  subject to the oversight of the Board, the  creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Advisor and the Trust do not believe that the Series' obligations under swap contracts are senior securities and, accordingly, the Series will not treat them as being subject to its borrowing or senior  securities  restrictions.  However, the net  amount of the  excess,  if any,  of the  Series'  obligations  over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the accrued excess will be segregated in accordance with SEC positions.
To the extent that the Series cannot dispose of a swap in the ordinary course of business  within seven days at  approximately  the value at which the Series has valued the swap,  the Series will treat the swap as illiquid  and subject to its overall limit on illiquid investments of 15% of the Series' net assets.

Futures

The Series may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain  delivery to the Series of the securities or foreign  currency called for by the contract at a specified  price during a specified  future  month.  When a futures contract is sold, the Series incurs a contractual  obligation to deliver the securities or foreign currency  underlying the contract at a specified price on a specified date during a specified future month.

When the  Series  enters  into a futures  transaction,  it must  deliver  to the futures  commission  merchant  (an  "FCM")  selected  by the  Series,  an amount referred to as "initial  margin." The initial margin is required to be deposited
in  cash  or  government   securities  with  an  FCM.   Minimum  initial  margin
requirements  are  established  by the futures  exchange and FCMs may  establish initial  margin  requirements  which are higher than the exchange  requirements.
After a futures  contract  position  is  opened,  the value of the  contract  is marked-to-market  daily.  If a futures  contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required.  Conversely, a reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Fund. The Series may also effect futures transactions  through futures  commission  merchants who are affiliated with the
Advisor or the Series in accordance with procedures adopted by the Board.

The Series will enter into futures  transactions  on domestic  exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition, the Series may sell stock index futures in anticipation of or during a market  decline to attempt to offset the  decrease in market value of its common stocks that might otherwise result;  and it may purchase such contracts in order to offset  increases  in the cost of common  stocks that it intends to purchase.
Unlike other futures contracts, a stock index futures contract specifies that no delivery  of the actual  stocks  making up the index will take  place.  Instead, settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

The Series may enter into  futures  contracts  to protect  against  the  adverse affects of fluctuations in security  prices,  interest or foreign exchange rates without  actually  buying or selling the  securities  or foreign  currency.  For example, if interest rates are expected to increase, the Series might enter into futures  contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities  owned by the Series. If interest rates did increase,  the value of the debt securities in the  portfolio  would  decline,  but the value of the futures  contracts  to the
Series would increase at  approximately  the same rate,  thereby keeping the net asset value of the Series from  declining  as much as it  otherwise  would have.
Similarly,  when  it is  expected  that  interest  rates  may  decline,  futures contracts may be purchased to hedge in anticipation  of subsequent  purchases of securities  at higher  prices.  Since the  fluctuations  in the value of futures contracts should be similar to those of debt  securities,  the Series could take advantage of the anticipated  rise in value of debt securities  without actually buying them until the market had stabilized. At that time, the futures contracts could be  liquidated  and the Series could then buy debt  securities on the cash market.  The Series may also enter into  futures  contracts as a low cost method for gaining or reducing  exposure to a particular  currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, the Series may not achieve the anticipated benefits of futures contracts or may realize a loss.
For example,  if the Series is hedged against the  possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio,  and interest rates decrease  instead,  the Series would lose part or all of the  benefit of the  increased  value  which it has because it would have offsetting losses in its futures position. In addition,  in such situations,  if the Series had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that would  reflect the rising market.  The Series may be required to sell  securities at a time when it may be disadvantageous to do so.

Options

The  Series  may  purchase  and  write  call or put  options  on  foreign  or US securities and indices and enter into related closing  transactions.  The Series may also  purchase  exchange-listed  call options on particular  market  segment indices to achieve temporary exposure to a specific industry.

The  Series may invest in  options  that are either  listed on US or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse impact on the Series' ability to effectively  hedge its
securities.   The  Trust  has  been  notified  by  the  SEC  that  it  considers over-the-counter  options to be  illiquid.  Accordingly,  the  Series  will only invest  in  such  options  to the  extent  consistent  with  its  15%  limit  on investments in illiquid securities.

Purchasing Call  Options--The  Series may purchase call options on securities to the extent that premiums  paid by the Series do not  aggregate  more than 20% of the Series' total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time  during  the term of the  option.  The writer of the call  option,  who receives the premium upon writing the option, has the obligation,  upon exercise of the  option,  to  deliver  the  underlying  security  against  payment of the exercise price.  The advantage of purchasing call options is that the Series may
alter  portfolio   characteristics  and  modify  portfolio   maturities  without
incurring the cost associated with transactions.

The Series may, following the purchase of a call option,  liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option of the same series as the option  previously  purchased.  The Series will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
the Series  will  realize a loss from a closing  sale  transaction  if the price received  on the  transaction  is less than the  premium  paid to  purchase  the original call option.

Although the Series will  generally  purchase  only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased  by the Series may expire  without any value to the  Series,  in which event the Series would  realize a capital loss which will be  short-term  unless the option was held for more than one year.

Call  Writing--The  Series  may  write  call  options  from time to time on such portions  of  its  portfolio,  without  limit,  as  the  Advisor  determines  is appropriate  in  seeking  to  achieve  the  Series'  investment  objective.  The advantage to the Series of writing  calls is that the Series  receives a premium which is additional income.  However, if the security rises in value, the Series may not fully participate in the market appreciation.

During  the option  period for a call  option,  the  writer may be  assigned  an exercise  notice by the  broker-dealer  through  whom such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the  Series,  as writer of an  option,  terminates  its  obligation  by purchasing an

option of the same series as the option previously  written,  cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the  underlying  security or to enable the Series to write another call option on the underlying  security with either a different exercise price or expiration date or both. The Series may realize a net gain or loss from a closing  purchase  transaction  depending  upon  whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call  option  expires  unexercised,  the Series will  realize a  short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

The Series will  generally  write call options on a covered basis. A call option written by a Series is  "covered"  if the Series  owns the  underlying  security covered by the call or has an  absolute  and  immediate  right to  acquire  that
security  without   additional  cash   consideration  (or  for  additional  cash
consideration  held in a  segregated  account  by the  Series'  custodian)  upon conversion or exchange of other  securities held by the Series. A call option is also deemed to be covered if the Series holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii)
is greater than the  exercise  price of the call  written if the  difference  is maintained by the Series in Segregated  Assets in a segregated  account with its custodian.

From time to time,  the Series  will write a call  option that is not covered as indicated  above but where the Series will maintain,  with its custodian for the term of the option,  Segregated  Assets in a segregated  account  having a value equal to the fluctuating market value of the optioned  securities or currencies.
While such an option would be "covered"  with  sufficient  collateral to satisfy
SEC  prohibitions  on issuing  senior  securities,  this type of strategy  would expose  the  funds to the  risks of  writing  uncovered  options.  When  writing uncovered call options,  the Series is subject to the risk of having to purchase the  security  or  currency  subject  to the option at a price  higher  than the exercise  price of the  option.  As the price of a security  or  currency  could appreciate substantially, the Series' loss could be significant.

Purchasing Put  Options--The  Series may only purchase put options to the extent that the premiums on all  outstanding put options do not exceed 20% of a Series'
total assets.  The Series will, at all times during which it holds a put option, own the security covered by such option.

With regard to the writing of put options,  the Series will limit the  aggregate value of the obligations underlying such put options to 50% of its total assets.

A put  option  purchased  by the  Series  gives it the  right to sell one of its securities  for an agreed  price up to an agreed  date.  The  Series  intends to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Series to  protect  unrealized  gains in an  appreciated  security  in their portfolios without actually selling the security.  If the security does not drop in value,  the Series  will lose the value of the premium  paid.  The Series may sell a put option  which it has  previously  purchased  prior to the sale of the securities  underlying such option.  Such sale will result in a net gain or loss depending  on whether  the amount  received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Series may sell a put option purchased on individual  portfolio  securities.
Additionally,  the Series may enter into  closing sale  transactions.  A closing sale  transaction  is one in  which  the  Series,  when it is the  holder  of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

Writing Put  Options--The  Series may also write put options on a secured  basis which  means that the Series  will  maintain in a  segregated  account  with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of Segregated  Assets held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by the Series.  Secured put options will  generally be written in  circumstances where the Advisor  wishes to purchase  the  underlying  security for the Series'
portfolio  at a price lower than the current  market price of the  security.  In such event,  the Series  would  write a secured put option at an exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

Following  the writing of a put  option,  the Series may wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously  written.  The Series may not,  however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

Index Options

The Series may purchase  exchange-listed  call options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes.
The Series also may purchase  call options on indices  primarily as a substitute for taking  positions in certain  securities or particular  market segment.  The
Fund may also purchase call options on an index to protect against  increases in the price of securities  underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In  addition,  the Series may  purchase  put  options on stock and fixed  income indices  and sell such  options in  closing  sale  transactions.  The Series may purchase  put  options on broad  market  indices  in order to protect  its fully invested portfolio from a general market decline. Put options

                                       10

on market  segments  may be bought to protect the Series from a decline in value of heavily weighted  industries in the Series'  portfolio.  Put options on stock and fixed income indices may also be used to protect the Series'  investments in the case of a major redemption.

The Series may also write  (sell) put and call options on stock and fixed income indices. While the option is open, the Series will maintain a segregated account with its custodian in an amount equal to the market value of the option.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars  times a specified  multiple  (the  "multiplier").  The indices on which options are traded include both US and non-US markets.

Special Risks of Options on Indices

The  Series'  purchases  of  options  on  indices  will  subject it to the risks described below.

Because the value of an index option  depends upon movements in the level of the index  rather than the price of a particular  security,  whether the Series will realize  gain or loss on the  purchase  of an  option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment  rather than  movements in the price of a  particular  security.
Accordingly,  successful  use by the  Series of options on indices is subject to the  Advisor's  ability to predict  correctly  the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted  causing  the  trading of options on that index to be halted. If a trading halt occurred,  the Series would not be able to close out options  which it had purchased and the Series may incur losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If a Series holds an index option and exercises it before final determination of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised option to fall  "out-of-the-money," the Series will be required to pay the  difference  between the closing  index value and the exercise  price of the option (times the applicable  multiplier) to the assigned  writer.  Although the
Series may be able to minimize this risk by  withholding  exercise  instructions until just before the daily cutoff time or by selling rather than exercising the option  when the  index  level is close  to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely  because the cutoff  times for index options

                                       11

may be earlier  than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and Illiquid Securities

The  Series may invest in  securities  that are exempt  under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule
144A are traded among qualified institutional investors.

The Board has  instructed  the  Advisor to  consider  the  following  factors in determining  the  liquidity  of a security  purchased  under Rule 144A:  (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Series; (ii) there is reasonable assurance that the security will remain  marketable  throughout  the period it is expected to be held by the
Series,  taking into account the actual  frequency of trades and  quotations for the security  (expected  frequency in the case of initial  offerings);  (iii) at least two dealers make a market in the  security;  (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue;  and (vi) for Rule
144A securities that are also exempt from registration  under Section 3(c)(7) of the Act, there is a sufficient  market of "qualified  purchasers" (as defined in the Act) to assure that it will remain  marketable  throughout  the period it is expected to be held by the Series.  Although  having  delegated  the  day-to-day functions,  the Board will  continue  to  monitor  and  periodically  review the
Advisor's  selection  of  Rule  144A  securities,   as  well  as  the  Advisor's
determinations  as to their  liquidity.  Investing in securities under Rule 144A could have the effect of increasing the level of the Series'  illiquidity to the extent that qualified  institutional buyers become, for a time,  uninterested in purchasing these  securities.  After the purchase of a security under Rule 144A, however,  the Board and the Advisor  will  continue to monitor the  liquidity of that  security  to ensure that the Series has no more than 15% of its net assets in illiquid securities.

The Series will limit  investments  in securities of issuers which the Series is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the  Series'  net assets,  excluding  restricted  securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures  adopted by the Trust's Board which includes continuing oversight by the Board.

If the Advisor  determines  that a security  purchased  in reliance on Rule 144A which was  previously  determined  to be liquid,  is no longer  liquid and, as a result, the Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such  securities,  the Advisor will determine what action shall be taken to ensure  that the  Series  continues  to  adhere to such  limitation, including  disposing  of  illiquid  assets  which  may  include  such  Rule 144A securities.

Investment Company Securities and Investments in Affiliated Investment Companies

Subject  to the  provisions  of any  exemptive  orders  issued  by the  SEC  (as described in the following paragraphs), securities of other investment companies may be acquired by the Series to the extent that such  purchases are  consistent with the Series'  investment  objective and restrictions and are permitted under the Act. The Act requires  that, as determined  immediately  after a purchase is made, (i) not more than 5% of the value of the Series' total assets will be

                                       12

invested in the securities of any one investment company, (ii) not more than 10%
of the value of the Series'  total  assets will be  invested  in  securities  of investment  companies  as a group and (iii) not more than 3% of the  outstanding voting stock of any one investment company will be owned by the Series.  Certain exceptions  to  these  limitations  may  apply.  As  a  shareholder  of  another investment company,  the Series would bear, along with other  shareholders,  its pro rata portion of the other investment company's expenses,  including advisory fees.  These expenses would be in addition to the expenses that the Series would bear in connection with its own operations.

The  Series  may  invest in  securities  issued by other  registered  investment companies advised by the Advisor pursuant to exemptive relief granted by the SEC or  rules  promulgated  by the SEC.  The  Series  may  invest  in  corresponding portfolios of UBS Relationship  Funds to the extent that the Advisor  determines that such investments are a more efficient means for the Series to gain exposure to certain  asset  classes than by the Series  investing  directly in individual securities.  The Series may only invest in portfolios of UBS Relationship  Funds to the extent the asset class  exposure in such  portfolios of UBS  Relationship
Funds is consistent with the permissible asset class exposure for the Series had
the  Series   invested   directly  in  securities  and  the  portfolios  of  UBS
Relationship Funds are subject to similar risks and limitations as the Series.

Equity Securities

The Series  may  invest in a broad  range of equity  securities  of US  issuers, including  common  stocks  of  companies  or  closed-end  investment  companies, preferred  stocks,  debt securities  convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock.  The Series  expects its equity  investments  to emphasize  large and mid capitalization  companies. The Series may also invest in up to 15% of its assets in small capitalization companies. The Series may invest in equity securities of companies  considered by the Advisor to be in their post-venture  capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either:  (a) during the early stages of the  company's  existence  or the early  stages of the  development  of a new product or service, or (b) as part of a restructuring or recapitalization of the company.

Exchange-Traded Index Securities

Subject to the  limitations on investment in investment  company  securities and its own investment  objective,  the Series may invest in  exchange-traded  index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly  based  portfolio of common  stocks,  including the risk that the general level of stock prices may decline,  thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent the Series invests in these securities,  the Series must bear these expenses in addition to the expenses of its own operation.

                                       13

Short Sales

The  Series may sell  securities  short.  In a short  sale,  the Series  sells a security  it does not own in  anticipation  of a decline in the market  value of that security. To complete the transaction,  the Series must borrow the security to make  delivery  to the buyer.  The Series is then  obligated  to replace  the security  borrowed  by  purchasing  it at  the  market  price  at  the  time  of replacement.  Until the security is replaced, the Series must pay the lender any dividends or interest that accrues  during the period of the loan. To borrow the security, the Series may also be required to pay a premium, which would increase the cost of the  security  sold.  The  proceeds  of the short sale (which may be invested in equity  securities)  will be  retained by the broker,  to the extent necessary to meet margin requirements, until the short position is closed out.

The  Series  will incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Series replaces the borrowed security, and the Series will realize a gain if the security declines in price between those same dates. The amount of any gain will be  decreased,  and the  amount  of any loss  increased,  by the  amount  of any premium,  dividends or interest the Series is required to pay in connection with the short sale.

Until the Series replaces a borrowed security,  the Series will designate liquid assets it owns as  segregated  assets on the books of its custodian in an amount equal to its  obligation to purchase the stocks sold short,  as required by law.
The amount  segregated  in this  manner  will be  increased  or  decreased  each business  day to equal the change in market value of the Series'  obligation  to purchase the security sold short.  If the lending broker  requires the Series to deposit additional  collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale),  the amount of the additional collateral  may be deducted in  determining  the amount of cash or liquid assets the Series is  required to  segregate  to cover the short sale  obligation.  The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered.  The Advisor and the Series believe that short sale  obligations  that are  covered,  either  by an  offsetting  asset or right
(acquiring  the stock sold short or having an option to purchase  the stock sold short at a  exercise  price  that  covers  the  obligation),  or by the  Series'
segregated  assets  procedures  (or  a  combination  thereof),  are  not  senior securities  under the Investment  Company Act and are not subject to the Series'
borrowing restrictions.

Convertible Securities

The Series may invest in  convertible  securities  which  generally  offer lower interest or dividend  yields than  non-convertible  debt  securities  of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock.  Convertible securities  entitle the holder to exchange the securities for a specified number of shares of common  stock,  usually of the same  company,  at specified  prices within a certain period of time and to receive  interest or dividends  until the holder elects to convert.  The provisions of any convertible  security determine its  ranking  in a  company's  capital  structure.  In the case of  subordinated
convertible  debentures,   the  holder's  claims  on  assets  and  earnings  are
subordinated  to the claims of other  creditors  and are senior to the claims of preferred and common

                                       14

shareholders.  In the case of preferred stock and convertible  preferred  stock, the holder's claim on assets and earnings are  subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Other Investments

The Board may, in the future, authorize the Series to invest in securities other than those listed in this SAI and in the  Prospectus,  provided such  investment would be consistent with the Series' investment  objective and that it would not violate any fundamental  investment  policies or restrictions  applicable to the
Series.

                                 SECONDARY RISKS

The principal  risks of investing in the Series are described in the  "Principal
Risks" section of the Prospectus. The secondary risks of investing in the Series are described in Appendix A hereto.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be  changed  as to  the  Series  without  the  approval  of a  majority  of  the outstanding  voting  securities  (as defined in the Act) of the  Series.  Unless otherwise indicated, all percentage limitations listed below apply to the Series only at the time of the transaction. Accordingly, if a percentage restriction is adhered  to at the time of  investment,  a later  increase  or  decrease  in the percentage that results from a relative change in values or from a change in the
Series' total assets will not be considered a violation. The Fund may not:

     (i) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

     (ii)  Purchase or sell  commodities,  except that the Fund may  purchase or sell currencies, may enter into futures contracts on securities,  currencies and other  indices or any other  financial  instruments,  and may  purchase and sell options on such futures contracts;

     (iii) Issue securities senior to the Fund's presently  authorized shares of beneficial  interest,  except  that  this  restriction  shall  not be  deemed to prohibit the Fund from: (a) making any permitted  borrowings,  loans or pledges;
(b) entering into options,  futures  contracts,  forward  contracts,  repurchase transactions,  or reverse repurchase transactions;  or (c) making short sales of securities to the extent permitted by the Act and any rule or order  thereunder, or SEC staff interpretations thereof;

     (iv) Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b)  through  the  purchase  of  debt  securities,  loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; (c) to the extent the entry into a repurchase  agreement is deemed to be a loan and (d) to  affiliated investment  companies to the extent  permitted by the Act or any exemptions that may be granted by the SEC;

                                       15

     (v) Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary  measure  for  extraordinary  or  emergency  purposes to  facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of the Fund's  assets,  asset  coverage of at least 300% is required;

     (vi) Concentrate  (invest more than 25% of its net assets) in securities of issuers in a particular  industry (other than securities issued or guaranteed by the US government or any of its agencies); and

     (vii) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

                             MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility for managing the business and affairs of the Trust. Each
Trustee  of  the  Trust  is an  Independent  Trustee  because  he or  she is not considered an "interested  person" of the Trust under the 1940 Act. The Trustees elect the  officers of the Trust,  who are  responsible  for  administering  the day-to-day operations of the Series.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor,  are listed below.  None of the Trustees is an "interested  person" (as defined  in the  Investment  Company  Act) of the  Trust.  The  Trustees  may be
referred to herein as "Independent Trustees."

Trustees and Officers

                                     Term of         Principal
                      Position(s)    Office(1) and   Occupation(s)      Number of Portfolios in
 Name, Address and    Held           Length of       During Past 5      Fund Complex Overseen by      Other Directorships Held by
        Age           with Trust     Time Served     Years              Trustee                       Trustee

Walter E. Auch(2)     Trustee        Since 1994      Mr. Auch is         Mr. Auch is a trustee of     Mr.      Auch      is      a
6001 N. 62nd Place                                   retired (since      three investment companies   Trustee/Director          of
Paradise Valley, AZ                                  1986).              (consisting of 55            Advisors  Series  Trust  (16
85253                                                                    portfolios) for which UBS    portfolios);   Smith  Barney
Age: 85                                                                  Global AM (Americas) or      Fund       Complex       (12
                                                                         one of its affiliates        portfolios);        Nicholas
                                                                         serves as investment         Applegate      Institutional
                                                                         advisor, sub-advisor or      Funds (15  portfolios);  and
                                                                         manager.                     Chairman  of  the  Board  of
                                                                                                      Sound               Surgical
                                                                                                      Technologies.

                                       16

Frank K. Reilly(2)    Chairman and   Since 1993      Mr. Reilly is a     Mr. Reilly is a director     Mr.  Reilly is a Director of
Mendoza College of    Trustee                        Professor at the    or trustee of four           Discover    Bank,     Morgan
Business                                             University of       investment companies         Stanley Trust and FSB.
University of Notre                                  Notre Dame since    (consisting of 56
Dame                                                 1982.               portfolios) for which UBS
Notre Dame, IN                                                           Global AM (Americas) or
46556-5649                                                               one of its affiliates
Age: 70                                                                  serves as investment
                                                                         advisor, sub-advisor or
                                                                         manager.

Edward M. Roob(2)     Trustee        Since 1994      Mr. Roob is         Mr. Roob is a director or    None.
841 Woodbine Lane                                    retired (since      trustee of four investment
Northbrook, IL 60002                                 1993).              companies (consisting of
Age: 71                                                                  56 portfolios) for which
                                                                         UBS Global AM (Americas)
                                                                         or one of its affiliates
                                                                         serves as investment
                                                                         advisor, sub-advisor or
                                                                         manager.

Adela Cepeda(2)       Trustee        Since 2004      Ms. Cepeda is       Ms. Cepeda is a director     Ms.  Cepeda is a director of
A.C. Advisory, Inc.                                  founder and         or trustee of four           Lincoln    National   Income
161 No. Clark Street                                 president of A.C.   investment companies         Fund,  Inc. (since 1992) and
Suite 4975                                           Advisory, Inc.      (consisting of 56            MGI  Funds  (7   portfolios)
Chicago, IL 60601                                    (since 1995).       portfolios) for which UBS    (since  2005).  She is  also
Age: 48                                                                  Global AM (Americas) or      a  Director  of  Amalgamated
                                                                         one of its affiliates        Bank   of   Chicago   (since
                                                                         serves as investment         2003).
                                                                         advisor, sub-advisor or
                                                                         manager.

J. Mikesell           Trustee        Since 2004      Mr. Thomas is       Mr. Thomas is a director     Mr.  Thomas  is  a  director
Thomas(2)                                            President and CEO   or trustee of four           and  chairman  of the  Audit
Federal Home Loan                                    of Federal Home     investment companies         Committee    for    Evanston
Bank of Chicago                                      Loan Bank of        (consisting of 56            Northwestern Healthcare.
111 East Wacker                                      Chicago (since      portfolios) for which UBS
Drive                                                2004).  Mr.         Global AM (Americas) or
Chicago, IL 60601                                    Thomas was an       one of its affiliates
Age: 55                                              independent         serves as investment
                                                     financial advisor   advisor, sub-advisor or
                                                     (2001 to 2004).     manager.
                                                     He was managing
                                                     director of
                                                     Lazard Freres &
                                                     Co. (1995 to
                                                     2001).

                                       17

(1)  Each Trustee holds office for an indefinite term.

(2)  Messrs.  Auch,  Reilly  and  Roob  are  also  Independent  Trustees  of UBS
     Supplementary  Trust  and UBS  Private  Portfolios  Trust,  which  are both investment  vehicles  advised by UBS Global AM (Americas)  and are excluded from registration  under the Act in reliance on the exemptions  afforded by
     Section 3(c)(7) of the Act. Ms. Cepeda and Mr. Thomas are also  Independent
     Trustees of UBS Private Portfolios Trust.

                                         Term of
 Name, Address and      Position(s)    Office+ and
        Age            Held with the  Length of Time
                           Trust         Served          Principal Occupation(s) During Past 5 Years

Joseph J. Allessie*   Vice President    Since 2005       Mr. Allessie is director and deputy general
Age: 41               and Assistant                      counsel at UBS Global AM (US) and UBS Global AM
                      Secretary                          (Americas) (collectively, "UBS Global AM -
                                                         Americas region) (since 2005).  Prior to joining
                                                         UBS Global AM-Americas region, he was senior vice
                                                         president and general counsel of Kenmar Advisory
                                                         Corp. (from 2004 to 2005).  Prior to that Mr.
                                                         Allessie was general counsel and secretary of GAM
                                                         USA Inc., GAM Investments, GAM Services, GAM
                                                         Funds, Inc. and the GAM Avalon Funds (from 1999 to
                                                         2004).  Mr. Allessie is a vice president and
                                                         assistant secretary of 20 investment companies
                                                         (consisting of 91 portfolios) for which UBS Global
                                                         AM - Americas region or one of its affiliates
                                                         serves as investment advisor, sub-advisor or
                                                         manager.

W. Douglas Beck*      President         Since 2005       Mr. Beck is an executive director and head of
Age: 39                                                  product development and management for UBS Global
                                                         AM-Americas region (since 2002).  From March 1998
                                                         to November 2002, he held various positions at
                                                         Merrill Lynch, the most recent being first vice
                                                         president and co-manager of the managed solutions
                                                         group.  Mr. Beck is president of 20 investment
                                                         companies (consisting of 91 portfolios) for which
                                                         UBS Global AM - Americas region or one of its
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager, and was vice president of
                                                         such investment companies from 2003 to 2005.

Rose Ann Bubloski*    Vice President    Since 2004       Ms. Bubloski is an associate director (since 2003)
Age: 38               and Assistant                      and a senior manager of the mutual fund finance
                      Treasurer                          department of UBS Global AM-Americas region.
                                                         Ms. Bubloski is vice president and assistant
                                                         treasurer of four investment companies (consisting
                                                         of 56 portfolios) for which UBS Global AM -
                                                         Americas region or one of its affiliates serves as
                                                         investment advisor, sub-advisor or manager.

Thomas Disbrow*       Vice President    Since 2000 and   Mr. Disbrow is a director (since 2001), head of
Age: 40               and Assistant     2004,            retail mutual fund operations and co-head of the
                      Treasurer         respectively     mutual fund finance (since 2004) department of UBS
                                                         Global AM-Americas region.  Mr. Disbrow is vice
                                                         president and treasurer of 16 investment companies
                                                         (consisting of 35 portfolios) and vice president
                                                         and assistant treasurer of four investment
                                                         companies (consisting of 56 portfolios) for which
                                                         UBS Global AM - Americas region or one of its
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

                                       18

                                         Term of
 Name, Address and      Position(s)    Office+ and
        Age            Held with the  Length of Time
                           Trust         Served          Principal Occupation(s) During Past 5 Years

Mark F. Kemper**      Vice President    Since 1999 and   Mr. Kemper is general counsel of UBS Global
Age: 48               and Secretary     2004,            AM-Americas region (since 2004).  Mr. Kemper is
                                        respectively     also a managing director of UBS Global AM-Americas
                                                         region (since 2006).  He was deputy general
                                                         counsel of UBS Global AM (Americas) from July 2001
                                                         to July 2004.  He has been secretary of UBS Global
                                                         AM - Americas region since 1999 and assistant
                                                         secretary of UBS Global Asset Management Trust
                                                         Company since 1993.  Mr. Kemper is secretary of
                                                         UBS Global AM - Americas region (since 2004).  Mr.
                                                         Kemper is vice president and secretary of 20
                                                         investment companies (consisting of 91 portfolios)
                                                         for which UBS Global AM - Americas region or one
                                                         of its affiliates serves as investment advisor,
                                                         sub-advisor or manager.

Tammie Lee*           Vice President    Since 2005       Ms. Lee is a director and associate general
Age: 35               and Assistant                      counsel of UBS Global AM-Americas region (since
                      Secretary                          2005).  Prior to joining UBS Global AM-Americas
                                                         region, she was vice president and counsel at
                                                         Deutsche Asset Management/Scudder Investments from
                                                         2003 to 2005.  Prior to that she was assistant
                                                         vice president and counsel at Deutsche Asset
                                                         Management/Scudder Investments from 2000 to 2003.
                                                          Ms. Lee is a vice president and assistant
                                                         secretary of 20 investment companies (consisting
                                                         of 91 portfolios) for which UBS Global AM -
                                                         Americas region or one of its affiliates serves as
                                                         investment advisor, sub-advisor or manager.

Joseph T. Malone*     Vice President,   Since 2001       Mr. Malone is a director (since 2001) and co-head
Age: 38               Treasurer and     (Vice            of the mutual fund finance department (since 2004)
                      Principal         President) and   of UBS Global AM-Americas region.  From August
                      Accounting        since 2004       2000 through June 2001, he was controller at AEA
                      Officer           (Treasurer and   Investors Inc. Mr. Malone is the vice president
                                        Principal        and assistant treasurer of 16 investment companies
                                        Accounting       (consisting of 35 portfolios) and vice president,
                                        Officer)         treasurer and principal accounting officer of four
                                                         investment companies (consisting of 56 portfolios)
                                                         for which UBS Global AM - Americas region or one
                                                         of its affiliates serves as investment advisor,
                                                         sub-advisor or manager.

Joseph McGill*        Vice President    Since 2004       Mr. McGill is managing director (since 2006) and
Age: 44               and Chief                          chief compliance officer at UBS Global AM-Americas
                      Compliance                         region (since 2003).  Prior to joining UBS Global
                      Officer                            AM-Americas region, he was assistant general
                                                         counsel at J.P. Morgan Investment Management (from
                                                         1999 to 2003).  Mr. McGill is a vice president and
                                                         chief compliance officer of 20 investment
                                                         companies (consisting of 91 portfolios) for which
                                                         UBS Global AM - Americas region or one of its
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

Eric Sanders*         Vice President    Since 2005       Mr. Sanders is a director and associate general
Age: 40               and Assistant                      counsel of UBS Global AM-Americas Region (since
                      Secretary                          2005).  From 1996 until June 2005, he held various
                                                         positions at Fred Alger & Company, Incorporated,
                                                         the most recent being assistant vice president and
                                                         associate general counsel.  Mr. Sanders is a vice
                                                         president and assistant secretary of 20 investment
                                                         companies (consisting of 91 portfolios) for which
                                                         UBS Global AM - Americas region or one of its
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

                                       19

                                         Term of
 Name, Address and      Position(s)    Office+ and
        Age            Held with the  Length of Time
                           Trust         Served          Principal Occupation(s) During Past 5 Years

Keith A. Weller*      Vice President    Since 2004       Mr. Weller is an executive director and senior
Age: 45               and Assistant                      associate general counsel of UBS Global
                      Secretary                          AM-Americas region (since 2005) and has been an
                                                         attorney with affiliated entities since 1995.  Mr.
                                                         Weller is a vice president and assistant secretary
                                                         of 20 investment companies (consisting of 91
                                                         portfolios) for which UBS Global AM - Americas
                                                         region or one of its affiliates serves as
                                                         investment advisor, sub-advisor or manager.
____________________
     +    Officers of the Trust are  appointed  by the Trustees and serve at the pleasure of the Board.

     *    This person's  business  address is 51 West 52nd Street,  New York, NY
          10019-6114.

     **   This person's business address is One North Wacker Drive,  Chicago, IL
          60606.

          INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES
              ISSUED BY UBS GLOBAL AM (AMERICAS) OR GLOBAL AM (US)
               OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER
       COMMON CONTROL WITH UBS GLOBAL AM (AMERICAS) OR UBS GLOBAL AM (US)

As of December 31, 2005,  the  Independent  Trustees did not own any  securities issued  by UBS  Global  AM  (Americas)  or UBS  Global  AM (US)  or any  company controlling,  controlled by or under common control with Global AM (Americas) or
UBS Global AM (US).

               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES

                                           Aggregate Dollar Range of Equity Securities in All
                                               Registered Investment Companies Overseen by
                                            Trustee for which UBS Global AM (Americas) or an
                       Dollar Range of                      Affiliate Serves as
Independent        Equity Securities in
Trustees                   Fund+               Investment Advisor, Sub-Advisor or Manager+

Walter E. Auch              None                           $50,001 - $100,000

Frank K. Reilly             None                              over $100,000

Edward M. Roob              None                              over $100,000

Adela Cepeda                None                            $10,001 - $50,000

                                       20

J.Mikesell                  None                                  None
Thomas

+    Information regarding ownership is as of December 31, 2005.

NOTE  REGARDING  RANGES:  In  disclosing  the dollar range of equity  securities beneficially  owned by a Trustee in these columns,  the following ranges will be used: (i) none; (ii) $1-$10,000;  (iii) $10,001-$50,000;  (iv) $50,001-$100,000;
or (v) over $100,000.

                               COMPENSATION TABLE

                                    Trustees

                                                   Pension or              Total
                                 Annual            Retirement           Compensation
                                Aggregate       Benefits Accrued     From the Trust and
                              Compensation      As Part of Fund         Fund Complex
 Name and Position Held     From the Trust(1)       Expenses        Paid to Trustees(2)

Walter E. Auch, Trustee          $23,469              N/A                 $58,438
Frank K. Reilly, Trustee         $22,310              N/A                 $58,975
Edward M. Roob, Trustee          $22,310              N/A                 $58,975
Adela Cepeda, Trustee            $23,678              N/A                 $63,050
J.    Mikesell    Thomas,        $24,177              N/A                 $65,050
Trustee

(1)  Represents  aggregate annual compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2005.

                                       21

(2)  This amount  represents the aggregate  amount of  compensation  paid to the
     Trustees for service on the Board of  Directors/Trustees of four registered investment companies (three registered  investment companies with regard to
     Mr.  Auch)  managed by UBS Global AM  (Americas)  or an  affiliate  for the fiscal year ended June 30, 2005.

No officer or  Trustee  of the Trust who is also an officer or  employee  of the
Advisor receives any compensation from the Trust for services to the Trust.

Each  Independent  Trustee  receives,  in the  aggregate  from the UBS Global AM family of funds for his or her service to four registered  investment  companies
(three with respect to Mr. Auch) and two unregistered  investment companies (one with respect to Ms. Cepeda and Mr. Thomas)  managed by UBS Global AM (Americas), an annual  retainer of $40,000 for serving as a Board member,  a $5,000 retainer for serving as an Audit Committee member, and a $5,000 retainer for serving as a
Nominating,  Compensation  and Governance  Committee  member.  In addition,  the chairman of the Board, for serving as chairman of the Board, and the chairman of the Audit Committee, for serving as chairman of the Audit Committee, receive, in the  aggregate  from the UBS Global AM family of funds,  an annual  retainer  of
$10,000 and $5,000, respectively. The foregoing fees will be allocated among all such funds as follows:  (i) one-half of the expense  will be allocated  pro rata based on the  funds'  relative  net  assets at the end of the  calendar  quarter preceding  the  date of  payment;  and  (ii)  one-half  of the  expense  will be allocated equally according to the number of such funds (i.e.,  expenses divided by number of funds).  Each  Independent  Trustee  will receive $300 per Fund for each  regular  Board  meeting  (and each  in-person  special  meeting)  actually attended from the Trust. In addition, each Independent Trustee will receive $200 and  $100,  respectively,  for  each  Audit  Committee  meeting  and  Nominating
Committee  meeting  actually  attended from the Trust. The Trust reimburses each
Trustee and officer for  out-of-pocket  expenses in  connection  with travel and attendance at Board meetings.

Each Trustee sits on the Trust's Audit Committee,  which has the responsibility, among other  things,  to: (i) select,  oversee and set the  compensation  of the
Trust's independent  registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (iii)
oversee the quality and objectivity of the Fund's  financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison  between  the Trust's independent  registered  public  accounting  firm and the full Board.  The Audit
Committee met three times during the fiscal year ended June 30, 2006.

Each  Trustee  sits  on the  Trust's  Nominating,  Compensation  and  Governance
Committee (the  "Nominating  Committee"),  which has the  responsibility,  among
other  things,  to:  (i)  make   recommendations  and  to  consider  shareholder
recommendations for nominations for Board members;  (ii) review Board governance procedures  and  recommend  any  appropriate  changes to the full  Board;  (iii)
periodically review Independent  Trustee  compensation and recommend any changes to the Independent  Trustees as a group;  and (iv) make  recommendations  to the full  Board  for  nominations  for  membership  on all  committees,  review  all committee  assignments annually and periodically review the responsibilities and need for all committees of the Board.

                                       22

The Nominating  Committee will consider nominees  recommended by Qualifying Fund
Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying
Fund  Shareholder  is a shareholder  that: (i) owns of record,  or  beneficially through a financial  intermediary,1/2of  1% or more of the  Trust's  outstanding shares and (ii) has been a shareholder  of at least1/2of 1% of the Trust's total outstanding  shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  In order to recommend a nominee, a Qualifying Fund
Shareholder should send a letter to the chairperson of the Nominating Committee,
Mr.  Walter  Auch,  care of the  Secretary  of the  Trust  at UBS  Global  Asset
Management,  One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation;  (ii) the number of shares of each class and series of shares of the Trust which are owned of record and  beneficially  by such  Qualifying  Fund
Shareholder  and the length of time that such  shares  have been so owned by the
Qualifying  Fund  Shareholder;  (iii)  a  description  of all  arrangements  and understandings  between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the  recommendation is being made;  (iv) the name and  address of the  nominee;  and (v) the  nominee's resume or curriculum  vitae.  The Qualifying Fund  Shareholder's  letter must be accompanied  by a written  consent of the  individual  to stand for  election if nominated for the Board and to serve if elected by shareholders.

The  Nominating,  Compensation  and  Governance  Committee  met twice during the fiscal year ended June 30, 2006.

There is not a separate Investment Committee.  Items pertaining to these matters are submitted to the full Board.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the  date  of  this  SAI,  UBS  Global  AM  (Americas)  owned  100% of all outstanding shares of the Fund and thus may be deemed a controlling  shareholder of the Fund until additional  shareholders purchase shares. As of the same date, none of the  Trustees  or  officers  of the Fund  beneficially  owned any of the outstanding shares of the Fund.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the  voting  securities  of the Fund is presumed  to  control  the Fund  under the  provisions  of the Act.  Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Fund.

To the extent  that UBS Global AM  (Americas)  maintains  a greater  than 24.99%
interest in the Fund,  UBS Global AM (Americas)  will be deemed to "control" the
Fund for  purposes of the U.S.  Bank  Holding  Company  Act of 1956,  as amended
("BHCA").  Accordingly,  the Fund may be subject to certain  limitations  on its ability to own equity securities of certain issuers set forth in the BHCA. These limitations may be eliminated as UBS Global AM (Americas) reduces its percentage interest in the Fund through redemptions.

                                       23

   INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Advisor

UBS Global Asset  Management  (Americas) Inc., with its principal office located at One North Wacker Drive,  Chicago  Illinois  60606,  manages the assets of the
Fund  pursuant  to  its  investment   advisory  agreement  with  the  Fund  (the
"Agreement").   The  Advisor  is  an   investment   management   firm   managing
approximately $77.8 billion,  as of March 31, 2006,  primarily for institutional pension and profit  sharing  funds.  The Advisor is an  indirect,  wholly  owned subsidiary  of UBS AG ("UBS")  and a member of the UBS Global  Asset  Management
Division,  which had approximately  $613.7 billion in assets under management as of March 31, 2006.

The Advisor also serves as the investment  advisor or sub-advisor to thirty-four other investment  companies:  The Park Avenue Portfolio - The Guardian UBS Large
Cap Value Fund,  The Park Avenue  Portfolio - The  Guardian  UBS Small Cap Value
Fund, The Guardian Variable Contracts Fund, Inc. - The Guardian UBS VC Large Cap
Value Fund, The Guardian  Variable  Contracts  Fund,  Inc. - The Guardian UBS VC
Small Cap Value Fund, John Hancock Trust - Global Allocation Trust, John Hancock
Trust - Large Cap  Trust,  John  Hancock  Funds Ii - Large  Cap Fund,  JP Morgan
Fleming Series Trust - JPMorgan  Multi-Manager Small Cap Growth Fund,  Principal
Investors Fund, Inc. - Partners  SmallCap  Growth Fund II,  Principal  Investors
Fund, Inc. - Partners LargeCap Value Fund I, Principal  Variable Contracts Fund,
Inc. - SmallCap Growth Account, AXP Strategy Series Inc. - RiverSource Small Cap
Growth Fund, Lincoln Variable Insurance Products Trust - Global Asset Allocation
Fund,  ING  UBS U S.  Allocation  Portfolio,  ING  UBS  U.S.  Large  Cap  Equity
Portfolio,  INS UBS U.S. Small Cap Growth Portfolio,  BB&T International  Equity
Fund, TA IDEX UBS Large Cap Value, AXA Enterprise Growth and Income Fund, EQ/UBS
Growth and Income  Portfolio,  The UBS Funds,  Fort Dearborn Income  Securities,
Inc., SMA Relationship  Trust., UBS Cashfund Inc., UBS Index Trust,- UBS S&P 500
Index Fund, UBS Investment Trust - UBS U.S.  Allocation Fund, UBS Money Series -
UBS Select Money Market Fund - UBS Select Treasury Fund - UBS Cash Reserves Fund
- UBS  Liquid  Assets  Fund,  UBS  Managed  Municipal  Trust - UBS RMA New  York
Municipal  Money Fund - UBS RMA  California  Municipal  Money  Fund,  UBS Master
Series,  Inc. - UBS Money Market Fund,  UBS Municipal  Money Market Series - UBS
RMA New Jersey  Municipal  Money Fund, UBS RMA Money Fund,  Inc. - UBS RMA Money
Market  Portfolio - UBS RMA U.S.  Government  Portfolio - UBS  Retirement  Money
Fund, UBS RMA Tax-Free Fund, Inc., UBS Series Trust - U.S. Allocation  Portfolio
and UBS PACE Money Market Fund.

Pursuant to its  Agreement  with the Trust,  on behalf of the Fund,  the Advisor will receive from the Fund for providing  investment advisory services a monthly fee at an annual rate  according to the  following  fee  schedule:  1.00% on the first $500 million of assets under management; 0.90% on the next $500 million to
$1  billion of assets  under  management;  and 0.85%  above $1 billion of assets under management.  The Advisor is responsible for paying its expenses.  The Fund will  pay the  following  expenses:  (1) the fees and  expenses  of the  Trust's disinterested  Trustees;  (2) the  salaries  and  expenses of any of the Trust's officers or employees  who are not  affiliated  with the  Advisor;  (3) interest expenses;  (4) taxes and governmental fees; (5) brokerage  commissions and other expenses  incurred in acquiring or  disposing of portfolio  securities;  (6) the expenses of

                                       24

registering  and qualifying  shares for sale with the SEC and with various state securities  commissions;  (7) auditing and legal costs; (8) insurance  premiums;
(9) fees and expenses of the Trust's custodian, administrator and transfer agent and any related  services;  (10) expenses of obtaining  quotations of the Fund's portfolio  securities  and of  pricing  the  Fund's  shares;  (11)  expenses  of maintaining  the Trust's legal  existence and of  shareholders'  meetings;  (12)
expenses of preparation and  distribution  to existing  shareholders of reports, proxies and  prospectuses;  and (13) fees and expenses of membership in industry organizations.

The Fund is subject to a one-year contractual expense limit at the rate of 1.25%
of the  Fund's  average  daily net  assets,  excluding  any 12b-1  Plan fees and securities  loan fees and dividend  expenses for securities  sold short ("Equity
Alpha  Total  Expense  Limit").   The  contractual  fee  waiver  and/or  expense
reimbursement  agreement  will remain in place until June 30, 2007.  Thereafter, the Equity Alpha Total  Expense  Limit will be reviewed each year, at which time the  continuation  of the Equity Alpha Total Expense Limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to  reimbursement of fees it waived and/or expenses it reimbursed  for a period of three years  following  such fee waivers and expense  reimbursements,  provided that the reimbursement by the Fund of the
Advisor  will not cause the  Equity  Alpha  Total  Expense  Limit to exceed  the contractual limit as then may be in effect for the Fund.

General expenses of the Trust (such as costs of maintaining corporate existence, legal  fees,  insurance,  etc.) will be  allocated  among the Fund and the other series of the Trust in proportion to their  relative net assets.  Expenses which relate  exclusively to the Fund, such as certain  registration  fees,  brokerage commissions and other portfolio expenses, will be borne directly by the Fund.

Portfolio  Managers.  UBS Global AM (Americas)'s  investment  professionals  are organized into investment  management teams, with a particular team dedicated to a specific asset class.  John Leonard,  Thomas M. Cole,  Thomas  Digenan,  Scott
Hazen  and Scott  Bondurant  are the  members  of the  North  American  Equities investment  management team primarily  responsible for the day-to-day management of the Fund. (the "Portfolio Managers").

The following table provides  information  relating to other accounts managed by the Portfolio Managers listed above as of March 31, 2006:

                                   Registered      Other Pooled
                                   Investment      Investment       Other
                                   Companies       Vehicles         Accounts
John C. Leonard

Number of Accounts Managed             12               60              17

Number of Accounts Managed
with
Performance-Based Advisory Fees      None                3               1

                                       25

                                   Registered      Other Pooled
                                   Investment      Investment       Other
                                   Companies       Vehicles         Accounts

Assets Managed (in millions)       $2,346          $15,460          $3,077

Assets  Managed  with
Performance-Based
Advisory Fees (in millions)          None           $1,972            $248

Thomas M. Cole

Number of Accounts Managed             12               60              20

Number of Accounts Managed
with
Performance-Based Advisory Fees      None                3               1

Assets Managed (in millions)       $2,346          $15,460          $3,077

Assets  Managed with
Performance-Based
Advisory Fees (in millions)          None           $1,972            $248

Thomas Digenan

Number of Accounts Managed             12               60              23

Number of Accounts Managed
with
Performance-Based Advisory Fees      None                3               1

Assets Managed (in millions)       $2,346          $15,460          $3,076

Assets  Managed  with
Performance-Based
Advisory Fees (in millions)          None           $1,972            $248

                                       26

                                   Registered      Other Pooled
                                   Investment      Investment       Other
                                   Companies       Vehicles         Accounts

Scott Hazen

Number of Accounts Managed             12               60              13

Number of Accounts Managed
with
Performance-Based Advisory Fees      None                3               1

Assets Managed (in millions)       $2,346          $15,460          $3,075

Assets  Managed  with
Performance-Based
Advisory Fees (in millions)          None           $1,972            $248

Scott Bondurant

Number of Accounts Managed              1             None               8

Number of Accounts Managed
with Performance-Based
Advisory Fees                        None             None            None

Assets Managed (in millions)         $362             None            $1.0

Assets  Managed  with
Performance-Based
Advisory Fees (in millions)          None             None            None

The portfolio  management team's management of the Fund and other accounts could result in potential  conflicts of interest if the Fund and other  accounts  have different objectives,  benchmarks and fees because the portfolio management team must  allocate  its time and  investment  expertise  across  multiple  accounts, including the Fund.  The  Portfolio  Managers and their team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within  a  model  portfolio.  The  Advisor  manages  accounts  according  to the appropriate model portfolio,  including where possible, those accounts that have specific investment  restrictions.  Accordingly,  portfolio  holdings,  position sizes,  and industry and sector  exposures tend to be similar  across  accounts, which may minimize the potential for conflicts of interest.

                                       27

If a portfolio manager identifies a limited  investment  opportunity that may be suitable for more than one account or model portfolio,  the Fund may not be able to take  full  advantage  of that  opportunity  due to an  allocation  of filled purchase or sale orders across all eligible model  portfolios  and accounts.  To deal with these  situations,  the Advisor has adopted  procedures for allocating portfolio  trades  across  multiple  accounts to provide  fair  treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of
Ethics that  govern such  personal  trading but there is no  assurance  that the
Codes will adequately address all such conflicts.

The compensation received by the portfolio managers at UBS Global AM (Americas), includes a base salary and incentive  compensation as detailed below. UBS Global
Asset  Management's  compensation and benefits  programs are designed to provide its  investment  professionals  with  incentives  to excel,  and to  promote  an entrepreneurial,  performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

     o    Competitive salary,  benchmarked to maintain competitive  compensation opportunities.

     o    Annual  bonus,   tied  to  individual   contributions  and  investment
          performance.

     o    UBS  equity  awards,   promoting  company-wide  success  and  employee
          retention.

Base salary is fixed  compensation used to recognize the experience,  skills and knowledge that the investment  professionals bring to their roles. Salary levels are monitored and adjusted  periodically in order to remain  competitive  within the investment management industry.

Annual bonuses are correlated with  performance.  As such, annual incentives can be highly  variable,  and are based on three  components:  1) the firm's overall business  success;  2) the  performance  of the  respective  asset class  and/or investment mandate; and 3) an individual's  specific  contribution to the firm's results.  UBS Global Asset  Management  strongly  believes that tying bonuses to both long-term (3-year) and shorter-term  (1-year) portfolio pre-tax performance closely aligns the investment  professionals' interests with those of UBS Global
Asset  Management's  clients.  Each  portfolio  manager's  bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG Equity.  Senior  investment  professionals may receive a portion of their annual performance-based  incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share  ownership is encouraged for all employees  through "Equity
Plus." This  long-term  incentive  program gives  employees the  opportunity  to purchase UBS stock with after-

                                       28

tax funds from their bonus and/or  salary.  Two UBS stock  options are given for each share acquired and held for two years.  UBS Global Asset  Management  feels this  engages its  employees  as partners  in the firm's  success,  and helps to maximize its integrated business strategy.

As of the date of this SAI, the  Portfolio  Managers  identified  above owned no shares of the Fund because the Fund has not yet been publicly offered.

Administrative, Accounting and Custody Services

Administrative  and  Accounting  Services.  UBS Global AM  (Americas),  with its principal  office located at One North Wacker Drive,  Chicago,  Illinois  60606,
serves as the Fund's  administrator.  The  Administrator  is an indirect  wholly owned asset management subsidiary of UBS.

As administrator,  the  Administrator  supervises and manages all aspects (other than  investment  advisory  activities)  of the  Fund's  operations.  Under  the
Administration  Contract,  the Administrator will not be liable for any error of judgment or mistake of law or for any loss  suffered  by the Fund,  the Trust or any of its shareholders in connection with the performance of the Administration
Contract, except to the extent that such a loss results from negligence, willful misfeasance,  bad faith or gross negligence on the part of the  Administrator in the  performance  of its  duties or from  reckless  disregard  of its duties and obligations  thereunder.  The Administration  Contract is terminable at any time without  penalty by the Board or by vote of the  holders  of a  majority  of the
Fund's  outstanding  voting  securities,  on 60  days'  written  notice  to  the
Administrator,  or by the Administrator on 60 days' written notice to the Trust.
The Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of the Fund.

J.P.  Morgan  Investors  Services  Co.  ("J.P.   Morgan")  provides  accounting,
portfolio  valuation  and certain  administrative  services for the Fund under a
Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan
Chase Bank"). J.P. Morgan is located at 73 Tremont Street, Boston, Massachusetts
02108-3913 and is a corporate affiliate of JPMorgan Chase.

Custody Services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New
York 10017, provides custodian services for the securities and cash of the Fund.
The custody fee  schedule  is based  primarily  on the net amount of assets held during the period for which payment is being made plus a per transaction fee for
transactions   during  the  period.   JPMorgan   Chase  Bank  utilizes   foreign
sub-custodians  under  procedures  approved  by the  Board  in  accordance  with applicable legal requirements.

Principal Underwriting Arrangements

UBS Global AM (US) (the "Underwriter"),  with its principal office located at 51
West  52nd  Street,  New  York,  New  York  10019-6114,  acts  as the  principal underwriter  of each  class  of  shares  of the  Fund  pursuant  to a  Principal
Underwriting  Contract  with the  Trust.  The  Principal  Underwriting  Contract requires the  Underwriter  to use its best  efforts,  consistent  with its other businesses,  to  sell  shares  of the  Fund.  Shares  of the  Fund  are  offered continuously. The

                                       29

Underwriter enters into dealer agreements with other broker-dealers  (affiliated and non-affiliated)  and with other financial  institutions to authorize them to sell Fund shares.

Under  separate  plans  pertaining to the Class A and Class C shares of the Fund adopted by the Trust in the  manner  prescribed  under Rule 12b-1  under the Act
(each,  respectively,  a "Class A Plan" and  "Class C Plan,"  and  collectively,
"Plans"), the Fund pays the Underwriter a service fee, accrued daily and payable monthly,  at the annual  rate of 0.25% of the  average  daily net assets of each class of  shares.  Under  the  Class C Plan,  the Fund  pays the  Underwriter  a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75%
of the average daily net assets of the class of shares. There is no distribution plan with  respect to the Fund's  Class Y shares and the Fund pays no service or distribution fees with respect to its Class Y shares.

The  Underwriter  uses the service  fees under the Plans for Class A and Class C shares  primarily  to pay dealers for  shareholder  servicing,  currently at the annual rate of 0.25% of the aggregate  investment amounts maintained in the Fund by each dealer.  Each dealer then compensates its investment  professionals  for shareholder  servicing  that  they  perform  and  offsets  its own  expenses  in servicing  and  maintaining  shareholder  accounts  including  related  overhead expenses.

The Underwriter uses the distribution fees under the Class C Plans to offset the commissions  it pays to dealers for selling  the Fund's  Class C shares,  and to offset  the Fund's  marketing  costs  attributable  to such  Class,  such as the preparation,  printing and  distribution  of sales  literature,  advertising and prospectuses  and other  shareholder  materials to  prospective  investors.  The
Underwriter  may also use  distribution  fees to pay additional  compensation to dealers and to offset other costs  allocated to the  Underwriter's  distribution activities.

The  Underwriter  receives  the  proceeds of the initial  sales charge paid when
Class A shares are bought and of the contingent  deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

UBS  Global  AM (US)  may  also  make  cash  and  non-cash  payments  to  banks,
broker-dealers,   insurance  companies,   financial  planning  firms  and  other
financial intermediaries (collectively, "Financial Intermediaries"),  subject to
UBS  Global AM (US)'s  internal  policies  and  procedures.  UBS  Global AM (US)
provides  Financial   Intermediaries   with  sales  literature  and  advertising
materials relating to the registered  investment companies advised by UBS Global
AM (US). UBS Global AM (US) also shares  expenses with Financial  Intermediaries for costs  incurred in hosting  seminars for  employees and clients of Financial
Intermediaries, subject to UBS Global AM (US)'s internal policies and procedures governing  payments  for such  seminars.  These  seminars  may take place at UBS
Global AM (US)'s  headquarters  or other  appropriate  locations and may include reimbursement  of travel expenses (i.e.,  transportation,  lodging and meals) of employees of Financial  Intermediaries in connection with training and education seminars.  Subject to UBS Global AM (US)'s internal policies and procedures, UBS
Global AM (US) may provide any or all of the following to employees of Financial
Intermediaries  and their guest(s):  (i) an occasional meal, a sporting event or theater ticket or other comparable  entertainment;  (ii) gifts of less than $100 per person per year;  and/or  (iii) UBS  Global AM (US)'s  promotional  items of nominal value (golf balls, shirts, etc.). In addition,  Financial Intermediaries may have omnibus accounts and similar  arrangements  with UBS Global AM (US) and may be paid by

                                       30

UBS Global AM (US) for providing  sub-transfer  agency and other services.  Such expenses  paid by UBS  Global  AM (US)  are  included  in the  annual  operating expenses set forth in the Fund's prospectuses.

The Plans and the Principal Underwriting Contract specify that the Fund must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities,  not as reimbursement for specific expenses incurred.  Therefore, even if the Underwriter's expenses for the Fund exceed the service or distribution fees it receives,  the Fund will not be obligated to pay more than those fees. On the other hand, if the Underwriter's  expenses are less than such fees,  it will retain its full fees and realize a profit.  Expenses in excess of  service  and  distribution  fees  received  or  accrued  through  the termination date of any Plan will be the Underwriter's  sole  responsibility and
not  that  of  the  Fund.  Annually,   the  Board  reviews  the  Plans  and  the
Underwriter's  corresponding  expenses  for  each  class of  shares  of the Fund separately from the Plans and expenses of the other classes of shares.

Among other things,  each Plan provides that (1) the Underwriter  will submit to the  Board at least  quarterly,  and the  Board  members  will  review,  reports regarding  all amounts  expended  under the Plan and the purposes for which such expenditures  were made, (2) the Plan will continue in effect only so long as it is approved at least annually,  and any material  amendment thereto is approved, by the Board,  including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement  related to the Plan, acting in person at a meeting called for that  purpose,  (3)  payments by the Fund under the Plan shall not be materially  increased  without the  approval  by a majority  of the  outstanding voting  securities  of the  relevant  class of the Fund,  and (4) while the Plan remains in effect,  the  selection  and  nomination of Board members who are not
"interested  persons" of the Trust shall be committed to the  discretion  of the
Board members who are not "interested persons" of the Trust.

In  reporting  amounts  expended  under  the  Plans to the  Board  members,  the
Underwriter  allocates  expenses  attributable  to the sale of each class of the
Fund's  shares to such class based on the ratio of sales of shares of such class to the sales of all three  classes of shares.  The fees paid by one class of the
Fund's  shares will not be used to subsidize  the sale of any other class of the
Fund's shares.

In approving the Class A Plan and the Class C Plan, the Board considered all the features of the distribution system and the anticipated benefits to the Fund and its  shareholders.  With  regard  to each  Plan,  the Board  considered  (1) the advantages to the  shareholders  of economies of scale  resulting from growth in the Fund's assets and potential  continued growth,  (2) the services provided to the Fund and its shareholders by the Underwriter,  (3) the services  provided by dealers  pursuant to each dealer  agreement  with the  Underwriter,  and (4) the
Underwriter     shareholder     service-related     and,    where    applicable,
distribution-related expenses and costs.

With  respect to each  Plan,  the Board  considered  all  compensation  that the
Underwriter  would  receive  under  the  Plan  and  the  Principal  Underwriting
Contract,  including  service fees and, as  applicable,  initial sales  charges, distribution  fees  and  contingent  deferred  sales  charges.  The  Board  also considered the benefits that would accrue to the Underwriter  under each Plan in
that  the  Underwriter  would  receive  service,   distribution,   advisory  and
administrative fees that are

                                       31

calculated  based upon a percentage  of the average net assets of the Fund which fees would  increase  if the Plans were  successful  and the Fund  attained  and maintained significant asset levels.

Transfer Agency Services

PFPC Inc.  ("PFPC"),  a  subsidiary  of PNC Bank,  N.A.,  serves as the  Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of
Prussia, Pennsylvania 19406.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 5 Times Square,  New York, New York 10036, is the independent registered public accounting firm of the Trust.

Legal Counsel

Stradley,  Ronon,  Stevens & Young, LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust and the Independent Trustees.

Personal Trading Policies

The Trust,  the Advisor and the Underwriter  have adopted a Code of Ethics.  The
Code of Ethics  establishes  standards  by which  employees  of UBS Global Asset
Management  (including all employees of the Advisor and Underwriter)  (together,
"Covered  Persons")  must abide when  engaging  in personal  securities  trading conduct.

Under the Code of Ethics,  Covered  Persons are  prohibited  from: (i) knowingly buying,  selling or  transferring  any security  (subject to narrow  exceptions)
within five calendar days before or after that same  security,  or an equivalent security,  is  purchased  or sold by the Fund;  (ii)  entering  into a net short position with respect to any security that is held by the Fund; (iii) purchasing or  selling  futures  (except  currency  forwards)  that  are not  traded  on an exchange,  as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and
(v)  acquiring  securities  in an  initial  public  offering  (other  than a new offering of a registered open-end investment company).

In  addition,   Covered  Persons  must  obtain  prior  written  approval  before purchasing,  selling or transferring any security subject to certain  exceptions listed in the Code of Ethics.  Covered Persons and Trustees are required to file the following reports:  (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested  Trustee and any  securities  accounts maintained  by the Covered  Person or  Interested  Trustee,  which must be filed within ten days of becoming a Covered Person or Interested Trustee  (Independent
Trustees are not required to file this  report);  and (2)  quarterly  reports of security  investment  transactions  and  new  securities  accounts.  Independent
Trustees  need only report a transaction  in a security if such Trustee,  at the time of the  transaction,  knew or should have known,  in the ordinary course of fulfilling  his official  duties as a Trustee,  that,  during the 15-day  period immediately preceding or

                                       32

after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is  available  through  the
SEC.

Proxy Voting Policies

The Board of Trustees  believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the
Board has  delegated  the  responsibility  to vote such proxies to UBS Global AM
(Americas).  Following is a summary of UBS Global AM  (Americas)'s  proxy voting policy.

You may obtain  information  about the Fund's  proxy voting  decisions,  without charge,  online on the Trust's Web Site  (www.ubs.com/ubsglobalam-proxy)  or the
EDGAR database on the SEC's Web Site (www.sec.gov).

The proxy voting  policy of UBS Global AM (Americas) is based on its belief that voting rights have economic  value and must be treated  accordingly.  Generally,
UBS Global AM  (Americas)  expects the boards of directors of companies  issuing securities held by its clients to act as stewards of the financial assets of the company,  to exercise good  judgment and practice  diligent  oversight  with the management  of the  company.  While  there  is no  absolute  set of  rules  that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior,  there are certain benchmarks,  which, if substantial progress is made toward, give evidence of good corporate governance.
UBS  Global AM  (Americas)  may  delegate  to an  independent  proxy  voting and research  service the  authority to exercise the voting rights  associated  with certain client  holdings.  Any such delegation  shall be made with the direction that the votes be exercised in accordance with UBS Global AM (Americas)'s  proxy voting policy.

When UBS Global AM (Americas)'s view of a company's management is favorable, UBS
Global AM (Americas) generally supports current management initiatives. When UBS
Global AM  (Americas)'s  view is that changes to the management  structure would probably  increase  shareholder  value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas): (1) opposes proposals which act to entrench  management;  (2) believes that boards should be independent of company management and composed of persons with requisite skills,
knowledge  and  experience;   (3)  opposes  structures  which  impose  financial
constraints  on  changes  in  control;  (4)  believes   remuneration  should  be
commensurate  with  responsibilities  and  performance;  and (5)  believes  that appropriate  steps should be taken to ensure the  independence of the registered public accounting firm.

UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular  proxy proposal,  which may arise as a result  of its or its  affiliates'  client  relationships,  marketing efforts or banking,  investment banking and broker/dealer activities. To address such  conflicts,  UBS Global AM  (Americas)  has  imposed  information  barriers between it and its  affiliates  who  conduct  banking,  investment  banking  and broker/dealer  activities and has  implemented  procedures to prevent  business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global
AM  (Americas) is aware of a

                                       33

conflict with respect to a particular  proxy,  its  appropriate  local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Portfolio Holdings Disclosure Policies and Procedures

Introduction.  UBS Global AM  (Americas)  and the Trust's Board of Trustees have adopted  portfolio  holdings  disclosure  policies and  procedures to govern the disclosure of the portfolio holdings of the Fund (the "Disclosure Policy").  The
Trust's  policy  with  respect to the release of  portfolio  holdings is to only release such information  consistent with applicable legal  requirements and the fiduciary  duties  owed  to  shareholders.  Subject  to the  limited  exceptions described  below,  the Fund's  portfolio  holdings will not be made available to anyone outside of UBS Global AM (Americas)  unless and until the information has been  made  available  to all  shareholders  or the  general  public in a manner consistent with the spirit and terms of the Disclosure  Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund's Prospectus.

The  Disclosure  Policy  requires  that the UBS Global AM  (Americas)  Legal and
Compliance  Departments  address any material  conflicts of interest regarding a disclosure  of portfolio  holdings  and  determine  whether a disclosure  of the
Fund's portfolio  holdings is for a legitimate  business purpose and in the best interest of the Fund's shareholders prior to the Treasurer, Assistant Treasurer,
Secretary or  Assistant  Secretary of the Trust or an attorney in the UBS Global
AM (Americas)  Legal and Compliance  Departments  authorizing  the disclosure of
portfolio   holdings.   The  UBS  Global  AM  (Americas)  Legal  and  Compliance
Departments will periodically review how the Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM (Americas)
affiliates,  fiduciaries,  and  broker-dealers,  to ensure  that such use is for
legitimate   business   reasons  and  in  the  best   interests  of  the  Fund's
shareholders.

The Trust's Board of Trustees exercises  continuing  oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief  Compliance  Officer  of the Trust of the  Disclosure  Policy,  the
Trust's  code of ethics and  policies  and  procedures  regarding  the misuse of inside  information;  (ii) considering  reports and recommendations by the Chief
Compliance  Officer  concerning any material  compliance  matters (as defined in
Rule 38a-1 under the Act and Rule 206(4)-7 under the Investment  Advisers Act of
1940)  that  may  arise in  connection  with any  policies  governing  portfolio holdings;  and (iii)  considering  whether to approve or ratify any amendment to any policies governing portfolio holdings.  The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure  of  Complete  Portfolio  Holdings  to Service  Providers  Subject to
Confidentiality  and  Trading  Restrictions.   UBS  Global  AM  (Americas),  for
legitimate fund business  purposes,  may disclose the Fund's complete  portfolio holdings if it deems such  disclosure  necessary and  appropriate  to rating and ranking  organizations,  financial  printers,  proxy voting  service  providers, pricing information vendors, third-parties that deliver analytical,  statistical or consulting services,  custodians or a redeeming party's custodian or transfer agent,  as necessary in connection  with  redemptions  in kind,  and other third parties that provide services (collectively,  "Service Providers") to UBS Global
AM (Americas) and/or the Fund.

                                       34

Disclosure of complete  portfolio  holdings to a Service Provider is conditioned on the Service  Provider  being  subject to a written  duty of  confidentiality, including  a duty  not  to  trade  on  the  basis  of  any  material  non-public information,  pursuant to the terms of the service agreement between the Service
Provider and the Trust or UBS Global AM  (Americas),  or the terms of a separate confidentiality  agreement. The frequency with which complete portfolio holdings may be disclosed to a Service  Provider,  and the length of lag, if any, between the date of  information  and the date on which the  information is disclosed to the Service Provider,  is to be determined based on the facts and circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund's shareholders, and the legitimate fund business  purposes served by such  disclosure.  Disclosure of Fund complete portfolio  holdings to a Service  Provider  must be authorized in writing by the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
by an  attorney  in the UBS  Global  AM  (Americas)  Legal  Department  and such authorization  must be documented and retained in accordance with the UBS Global
AM (Americas) Record Keeping Procedures.

     Disclosure of Complete  Portfolio  Holdings to UBS Global Asset  Management
Affiliates  and  Certain  Fiduciaries  Subject to  Confidentiality  and  Trading
Restrictions.  The Fund's complete  portfolio  holdings may be disclosed between and among the following persons  (collectively,  "Affiliates and  Fiduciaries"), subject to authorization  by the Treasurer,  Assistant  Treasurer,  Secretary or
Assistant Secretary of the Trust, or an attorney in the UBS Global AM (Americas)
Legal and Compliance  Departments,  for legitimate fund business purposes within the scope of their  official  duties and  responsibilities,  and subject to such
Affiliate/Fiduciary's  continuing duty of confidentiality  and duty not to trade on the basis of any material non-public information,  as such duties are imposed under the Trust's and/or UBS Global AM (Americas)'s  Code of Ethics,  the Fund's
policies  and  procedures  regarding  the  prevention  of the  misuse  of inside information,  by agreement or under applicable laws, rules and regulations:  (i)
persons who are subject to the UBS Global AM (Americas)'s Codes of Ethics or the
policies  and  procedures  regarding  the  prevention  of the  misuse  of inside
information;   (ii)   an   investment   adviser,   distributor,   administrator,
sub-administrator,  transfer agent, custodian or securities lending agent to the
Fund;  (iii) an  accounting  firm,  an auditing  firm or outside  legal  counsel retained by UBS Global AM (Americas) or the Fund; (iv) an investment  adviser to whom complete  portfolio  holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition  talks with the Fund's current  adviser;
and (v) a  newly  hired  investment  adviser  or  sub-adviser  to whom  complete portfolio holdings are disclosed prior to the time it commences its duties.

     The  frequency  with which  complete  portfolio  holdings  may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the  information  and the date on which the  information  is disclosed between and among the Affiliates and Fiduciaries,  is to be determined by the UBS Global AM (Americas)  Legal and Compliance  Departments  based on the facts  and  circumstances,  including,  without  limitation,  the  nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its  shareholders,  and the legitimate fund business purposes served by such disclosure.

Arrangements   to  Disclose   Portfolio   Holdings  to  Service   Providers  and
Fiduciaries.  As of the date of this SAI, the  specific  Service  Providers  and
Fiduciaries with whom the Trust has

                                       35

arrangements  to provide  portfolio  holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

     o    JP  Morgan  Chase  Bank,  the  Fund's  Custodian,  receives  portfolio holdings information daily on a real-time basis.

     o    Thomson Corporation receives portfolio holdings information so that it may assist the Fund in  production  of its  quarterly  fact sheet on a quarterly basis. The portfolio holdings information is provided with a one-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to Thomson Corporation.

     o    Ernst & Young LLP, the Fund's independent registered public accounting firm,  receives  portfolio  holdings  information  on  an  annual  and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio  holdings  information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives
          portfolio  holdings   information   annually  at  year-end  for  audit
          purposes.  In this  case,  there  is no lag  between  the  date of the portfolio  holdings  information and the date on which the information is disclosed to Ernst & Young.

     o    The  rating  agencies  of  Morningstar,  Standard  & Poor's and Lipper receive portfolio holdings  information on a monthly basis so that the
          Fund may be  included  in each rating  agency's  industry  reports and other  materials.  There  is a  30-day  lag  between  the  date of the portfolio  holdings  information and the date on which the information is disclosed to the rating agencies.

     Disclosure of Portfolio  Holdings to Broker-Dealers in the Normal Course of
Managing Fund Assets. An investment adviser,  administrator or custodian for the
Fund may,  for  legitimate  fund  business  purposes  within  the scope of their official  duties and  responsibilities,  disclose  portfolio  holdings  (whether partial portfolio holdings or complete portfolio  holdings) and other investment positions  comprising the Fund to one or more  broker-dealers  during the course of,  or  in  connection  with,  normal  day-to-day  securities  and  derivatives transactions with or through such broker-dealers  subject to the broker-dealer's legal  obligation  not  to  use  or  disclose  material  non-public  information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
an attorney in the UBS Global AM (Americas) Legal and Compliance Departments (an
"Approved Representative").  The Trust has not given its consent to any such use or  disclosure  and no  person  or  Approved  Representative  of UBS  Global  AM
(Americas) is authorized to give such consent  except as approved by the Trust's
Board of Trustees.  In the event consent is given to disclose portfolio holdings to a  broker-dealer,  the  frequency  with which the  portfolio  holdings may be disclosed  to a  broker-dealer,  and the length of the lag, if any,  between the date of the  information  and the date on which the  information is disclosed to the  broker-dealer,  is to be determined  based on the facts and  circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders,  and the legitimate fund business purposes served by such disclosure.

                                       36

     Disclosure of Non-Material  Information.  Policies and procedures regarding disclosure of  non-material  information  permit the officers of the Trust,  UBS
Global Asset  Management  Fund  portfolio  managers  and senior  officers of UBS
Global AM  (Americas)  Finance,  UBS Global AM (Americas)  Legal and  Compliance
Departments,  and anyone employed by or associated with UBS Global AM (Americas)
who has  been  authorized  by the UBS  Global  AM  (Americas)  Legal  Department
(collectively,  "Approved  Representatives")  to disclose  any views,  opinions, judgments, advice or commentary, or any analytical, statistical,  performance or other  information,  in connection with or relating to the Fund or its portfolio
holdings  and/or  other  investment  positions  (collectively,   commentary  and
analysis)  or any changes in the  portfolio  holdings of the Fund that  occurred after the most recent  calendar-quarter  end (recent  portfolio  changes) to any person if such information does not constitute material non-public information.

     An Approved Representative must make a good faith determination whether the information  constitutes  material  non-public  information,  which  involves an assessment of the particular facts and  circumstances.  UBS Global AM (Americas)
believes that in most cases recent portfolio  changes that involve a few or even several  securities in a diversified  portfolio or commentary and analysis would be  immaterial  and would not convey any  advantage  to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include:  (i) the allocation of the Fund's portfolio holdings and other investment  positions  among  various asset  classes,  sectors,  industries  and countries;  (ii) the  characteristics  of the stock and bond  components  of the
Fund's portfolio holdings and other investment positions;  (iii) the attribution of Fund returns by asset  class,  sector,  industry  and  country;  and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or
her sole discretion  determine  whether to deny any request for information made by any person,  and may do so for any reason or no reason.  Any authorization by an Approved  Representative  must be documented and retained in accordance  with
UBS Global AM (Americas) Record Keeping Procedures.

     Disclosure  of  Portfolio  Holdings  As Required by  Applicable  Law.  Fund
portfolio  holdings and other  investment  positions  comprising the Fund may be disclosed to any person as required by applicable  laws,  rules and regulations.
Examples of such required disclosure include, but are not limited to, disclosure of Fund  portfolio  holdings:  (i) in a  filing  or  submission  with the SEC or another  regulatory  body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit;  or (iv)
as  required by court  order,  subpoena or similar  process  (e.g.,  arbitration proceedings).

     Prohibitions on Disclosure of Portfolio  Holdings.  No person is authorized to disclose  Fund  portfolio  holdings or other  investment  positions  (whether online at www.ubs.com,  in writing, by fax, by e-mail, orally or by other means)
except in  accordance  with the  Disclosure  Policy.  In addition,  no person is authorized  to  make  disclosure  pursuant  to the  Disclosure  Policy  if  such disclosure  would be  unlawful  under the  antifraud  provisions  of the federal securities  laws (as  defined in Rule  38a-1  under the Act).  Furthermore,  UBS
Global AM  (Americas),  in its sole  discretion,  may  determine not to disclose portfolio  holdings or other  investment  positions  comprising  the Fund to any person who might  otherwise  be eligible to receive such  information  under the
Disclosure  Policy,  or may  determine  to make  such  disclosures  publicly  as described above.

                                       37

     Prohibitions on Receipt of Compensation or Other Consideration. Neither UBS
Global AM  (Americas),  the Fund nor any other  person  may pay or  receive  any compensation  or other  consideration  of any type for the purpose of  obtaining
disclosure  of  Fund   portfolio   holdings  or  other   investment   positions.
"Consideration"  includes  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the investment  adviser or by any affiliated person of the investment adviser.

Bank Line of Credit

The Fund  participates  with other funds managed by the Advisor in a $50 million committed credit facility with JPMorgan Chase Bank, to be utilized for temporary financing  until the  settlement of sales or purchases of portfolio  securities, the repurchase or redemption of shares at the request of shareholders  and other temporary or emergency purposes. Under the credit facility arrangement, the Fund has agreed to pay a commitment  fee, pro rata,  based on the relative asset size of the funds  participating in the credit facility.  Interest is charged to each fund at rates based on prevailing market rates at the time of borrowings.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's  portfolio  business and the  negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally  traded on a net basis with dealers  acting as principal for their own accounts  without a stated  commission,  although the bid/ask  spread  quoted on securities  includes  an implicit  profit to the  dealers.  In  over-the-counter transactions,  orders are placed directly with a principal market-maker unless a better  price  and  execution  can be  obtained  by  using a  broker.  Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner  deemed fair and  reasonable  to the Fund.  Under its advisory  agreements  with the Fund,  the Advisor is  authorized  to utilize the
trading  desk  of  its  foreign   affiliates  to  execute   foreign   securities
transactions,  but monitors  the  selection  by such  affiliates  of brokers and dealers used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.  However,  subject to  policies  established  by the  Board  of  the  Trust,  the  Fund  may  pay a
broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another  broker-dealer  would have charged if the Advisor  determines in good faith that the commission paid was reasonable in relation to the brokerage or research services  provided by such  broker-dealer,
viewed  in  terms  of  that  particular   transaction  or  such  firm's  overall
responsibilities  with respect to the clients,  including  the Fund, as to which the  Advisor  exercises  investment  discretion.  In  selecting  and  monitoring broker-dealers  and negotiating  commissions,  the Advisor  considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical  material or other services to the Fund or to the Advisor.  Such services  include advice, both  directly  and  in  writing,  as  to  the  value  of  the  securities;  the advisability  of  investing  in,  purchasing  or  selling  securities;  and  the availability of securities, or

                                       38

purchasers or sellers of securities,  as well as analyses and reports concerning issues, industries,  securities, economic factors and trends, portfolio strategy and the  performance of accounts.  This allows the Advisor to supplement its own investment  research  activities and obtain the views and  information of others prior to making  investment  decisions.  The  Advisor  is of the  opinion  that, because this  material  must be analyzed and reviewed by its staff,  the receipt and use of such  material  does not tend to reduce  expenses but may benefit the
Fund by supplementing the Advisor's research.

The Advisor effects  portfolio  transactions for other investment  companies and advisory accounts.  Research services furnished by dealers through whom the Fund effects  its  securities  transactions  may  be  used  by  the  Advisor,  or its affiliated investment advisers, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of the Advisor, it is not possible to measure  separately the benefits from research services to each of the accounts (including the Fund). The Advisor will attempt to equitably allocate portfolio  transactions  among the Fund and others whenever  concurrent decisions are made to purchase or sell  securities  by the Fund and another.  In making such  allocations  between the Fund and  others,  the main  factors to be considered  are the  respective  investment  objectives,  the  relative  size of portfolio  holdings of the same or comparable  securities,  the  availability of cash for investment,  the size of investment  commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others.  In some cases,  this procedure  could have an adverse effect on the
Fund.  In the opinion of the Advisor,  however,  the results of such  procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling  securities,  the Fund may pay commissions to brokers who are affiliated with the Advisor or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or the Advisor may act as an underwriter. The Fund may effect futures transactions through, and pay  commissions  to, futures  commission  merchants who are affiliated with the
Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund maintains a commission  recapture  program with certain brokers for the
Fund.  Under the program,  a percentage  of  commissions  generated by portfolio transactions for the Fund is rebated to the Fund by the brokers.

Portfolio Turnover

The Fund is free to dispose of its portfolio  securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover,  such a turnover always being  incidental to  transactions  undertaken with a view to achieving that Fund's investment objective.

The Fund  does not  intend  to use  short-term  trading  as a  primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing  (a) the  lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio securities

                                       39

as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the  succeeding  eleven  months and dividing the sum by
13.

The  portfolio  turnover  rate for the Fund may exceed  100%.  A high  portfolio
turnover  rate  (over  100%)  may  involve   correspondingly  greater  brokerage
commissions  and other  transaction  costs,  which will be borne directly by the
Fund and  ultimately by the Fund's  shareholders.  In addition,  high  portfolio
turnover  may  result  in  increased   short-term  capital  gains,  which,  when
distributed to shareholders, are treated as ordinary income.

                          SHARES OF BENEFICIAL INTEREST

The Trust  currently  offers three classes of shares for the Fund:  the UBS U.S.
Equity  Alpha  Fund-Class  A (the Class A  shares),  the UBS U.S.  Equity  Alpha
Fund-Class  C (the Class C shares) and the UBS U.S.  Equity  Alpha  Fund-Class Y
(the Class Y shares).  The Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest with a $0.001 par value per share.  Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities  of  the  Fund  and  has  identical  voting,  dividend,  redemption, liquidation,  and other rights and  preferences  as the other class of the Fund, except that only the Class A shares may vote on any matter affecting the Class A
Plan.  Similarly,  only Class C shares may vote on matters  that affect only the
Class C Plan. No class may vote on matters that affect only another class. Under
Delaware law, the Trust does not normally hold annual meetings of  shareholders.
Shareholders'  meetings  may be held  from  time to  time  to  consider  certain matters,  including changes to the Fund's fundamental  investment  objective and fundamental  investment  policies,  changes  to the Fund's  investment  advisory agreement  and the election of Trustees  when  required by the Act. When matters are submitted to shareholders for a vote,  shareholders are entitled to one vote per share with  proportionate  voting for fractional  shares.  The shares of the
Fund do not have  cumulative  voting  rights  or any  preemptive  or  conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Fund into a greater or lesser number of shares so affected. In the case of a  liquidation  of the Fund,  each  shareholder  of the Fund will be entitled to share, based upon the shareholder's  percentage share ownership,  in the distribution out of assets, net of liabilities,  of the Fund. No shareholder is liable for further calls or assessment by the Fund.

On any matters affecting only one series or class, only the shareholders of that series or class are  entitled  to vote.  On  matters  relating  to the Trust but affecting the series of the Trust  differently,  separate  votes by the affected series or classes are required.  With respect to the  submission to  shareholder vote of a matter requiring  separate voting by series or class, the matter shall have been  effectively  acted  upon  with  respect  to any  series or class if a majority of the outstanding  voting securities of that series or class votes for the approval of the matter,  notwithstanding  that:  (1) the matter has not been approved by a majority of the outstanding  voting securities of any other series or  class;  and (2) the  matter  has not  been  approved  by a  majority  of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual  meetings of shareholders of the Fund. The SEC, however,  requires the Trustees to promptly call a meeting for the  purpose of voting  upon the  question  of removal of any  Trustee  when requested to do so by not less than 10% of the  outstanding  shareholders of the
Fund. In addition, subject to certain conditions, shareholders of

                                       40

the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

            REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND
                   REDEMPTION INFORMATION AND OTHER SERVICES

Sales Charge Reductions and Waivers

Waivers of Sales  Charges--Class A Shares. The following additional sales charge waivers are available for Class A shares if you:

o    Acquire shares in connection  with a  reorganization  pursuant to which the
     Fund acquires  substantially  all of the assets and  liabilities of another fund in exchange solely for shares of the acquiring Fund;

o    Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc.  that were  acquired  during that fund's initial  public  offering of shares and that meet certain other conditions described in its prospectus; or

o    Acquire shares in connection with shares purchased by UBS Global AM (US) or any affiliate on behalf of a discretionary advisory client.

Reinstatement  Privilege--Class A Shares. Shareholders who have redeemed Class A shares may  reinstate  their  account  without a sales charge by  notifying  the transfer  agent of such  desire  and  forwarding  a check  for the  amount to be purchased within 365 days after the date of redemption.  The reinstatement  will be made at the net asset  value  per share  next  computed  after the  notice of reinstatement  and check are  received.  The  amount of a  purchase  under  this reinstatement  privilege  cannot exceed the amount of the  redemption  proceeds.
Gain on a redemption  will be taxable  regardless  of whether the  reinstatement privilege is exercised,  although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement  privilege.  Gain or loss on a redemption  also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares,  under the  circumstances and  to  the  extent  described  in  "Taxes--Special  Rule  for  Class  A  and C
Shareholders," below.

Purchases  of  Class  A  Shares   Through  the  UBS   Financial   Services  Inc.
InsightOne(SM) Program.  Investors who purchase shares through the UBS Financial
Services Inc.  InsightOne(SM) Program are eligible to purchase Class A shares of the funds  for which the  Underwriter  or its  affiliates  serves as  investment advisor or  investment  manager  without a sales load,  and may  exchange  those shares  for  Class A  shares  of the  Fund.  The  UBS  Financial  Services  Inc.
InsightOne(SM)  Program  offers  a  nondiscretionary  brokerage  account  to UBS
Financial  Services Inc.  clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the  account.  Account  holders  may  purchase or sell
certain    investment    products   without   paying    commissions   or   other
markups/markdowns.

Purchases of Shares Through the PACE(SM) Multi Advisor Program.  An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class
A shares. The

                                       41

PACE(SM) Multi Advisor Program is an advisory program sponsored by UBS Financial
Services  Inc.  that  provides  comprehensive  investment  services,   including
investor   profiling,   a  personalized  asset  allocation   strategy  using  an
appropriate combination of funds, and a quarterly investment performance review.
Participation  in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective  maximum annual rate of 1.5% of assets.  Employees of UBS Financial  Services Inc. and its  affiliates  are entitled to a waiver of this fee. Please contact your UBS Financial  Services Inc.  Financial Advisor or
UBS Financial Services Inc.  correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.

Payments by UBS Global AM (US)--Class Y Shares.  Class Y shares are sold without sales  charges  and do not pay  ongoing  12b-1  distribution  or  service  fees.
However,  UBS Global AM (US),  as principal  underwriter  of the Fund,  may make payments out of its own resources,  to affiliated (UBS Financial  Services Inc.)
and unaffiliated  dealers,  pursuant to written dealer agreements as follows:  a one time finder's fee  consistent  with the Fund's Class A share  Reallowance to
Selected Dealers'  schedule,  as provided in the prospectus,  and,  beginning in month 13, an ongoing fee in an amount up to 20 basis points.  UBS Global AM (US)
does not make these  payments on employee  related  Class Y share  accounts  and reserves  the right not to make these  payments  if it  determines,  in its sole discretion, that a dealer has been acting to the detriment of the Fund.

Additional  Compensation  to  Affiliated  Dealer.  UBS  Global  AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.

o    a monthly  retention fee at the annual rate of 0.10% of the value of shares of the Fund  that are held in a UBS  Financial  Services  Inc.  account  at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources.

Additional Information Regarding Purchases Through Letter of Intent

To the extent that an investor  purchases less than the dollar amount  indicated
on the Letter of Intent  within the  13-month  period,  the sales charge will be adjusted  upward  for the entire  amount  purchased  at the end of the  13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow,  and then from the account to cover the additional sales charge,  the proceeds of which will be paid to the investor's investment professional and UBS
Global Asset Management, as applicable, in accordance with the prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional Exchange and Redemption Information.  As discussed in the Prospectus, eligible  shares of the Fund may be  exchanged  for shares of the  corresponding class of other series of the Trust and most other Family  Funds.  Class Y shares are not eligible for exchange.

                                       42

Shareholders  will  receive  at least  60 days'  notice  of any  termination  or material  modification of the exchange offer, except no notice need be given if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest  amounts  effectively in accordance with the Fund's investment objective, policies and restrictions.

The  Trust  will  satisfy  redemption  requests  in cash to the  fullest  extent feasible,  so long as such payments  would not, in the opinion of the Advisor or
the  Board,   result  in  the  necessity  of  the  Fund  selling   assets  under
disadvantageous conditions and to the detriment of the remaining shareholders of the Fund.  Pursuant to the Trust's  Agreement and Declaration of Trust,  payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest  of the  Fund's  shareholders,  the Trust may make  payment  for shares repurchased  or redeemed in whole or in part in  securities of the Fund taken at current values.  With respect to such redemptions in kind, the Trust has made an election  pursuant to Rule 18f-1 under the Act.  This will  require the Trust to redeem in cash at a  shareholder's  election  in any case  where the  redemption involves  less  than  $250,000  (or 1% of the  Fund's  net  asset  value  at the beginning of each 90-day period during which such redemptions are in effect,  if that  amount  is less than  $250,000),  during  any  90-day  period  for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated  shareholders  need not constitute a cross-section  of the Fund's portfolio.  Where a shareholder has requested redemption of all or a part of the shareholder's  investment and where the Fund computes such  redemption  in-kind, the Fund  will  not  recognize  gain or loss for  federal  tax  purposes  on the securities  used to compute the redemption,  but the shareholder  will recognize gain or loss  equal  to the  difference  between  the fair  market  value of the securities  received and the  shareholder's  basis in the Fund shares  redeemed.
Pursuant to redemption  in-kind procedures adopted by the Board on behalf of the
Fund, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Fund by nature of a greater than 5% ownership interest in the Fund.

The Fund may  suspend  redemption  privileges  or  postpone  the date of payment during any period (1) when the New York  Stock  Exchange  ("NYSE")  is closed or trading  on the  NYSE is  restricted  as  determined  by the  SEC,  (2)  when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to  dispose  of  securities  owned by it or  fairly to determine the value of its assets, or (3) as the SEC may otherwise  permit.  The redemption price may be more or less than the shareholder's  cost,  depending on the market value of the Fund's portfolio at the time.

Financial Institutions.  The Fund may authorize financial institutions, or their agents,  to accept on the Fund's behalf purchase and redemption  orders that are in "good form" in accordance with the policies of those  institutions.  The Fund will be deemed to have received these  purchase and redemption  orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced  based on the Fund's net asset value next  computed  after receipt of the order by the financial  institutions  or their agents.  Financial institutions  may  include  retirement  plan  service  providers  who  aggregate purchase and redemption  instructions received from numerous retirement plans or plan participants.

                                       43

Automatic  Investment  Plan--Class A and Class C Shares. The Underwriter or your investment  professional  offers  an  automatic  investment  plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more on a monthly, quarterly,  semiannual or annual basis from the investor's bank account to invest  directly  in the Fund's  Class A or Class C shares.  In  addition  to providing a convenient and disciplined manner of investing, participation in the automatic  investment  plan enables an investor to use the  technique of "dollar cost  averaging."  When a shareholder  invests the same dollar amount each month under the plan,  the  shareholder  will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique,  a shareholder's average purchase price per share over any given  period will be lower than if the  shareholder  purchased a fixed number of shares on a monthly  basis  during the  period.  Of course,  investing through  the  automatic  investment  plan does not  assure a profit  or  protect
against  loss  in  declining  markets.   Additionally,   because  the  automatic
investment plan involves  continuous  investing  regardless of price levels,  an investor  should  consider his or her  financial  ability to continue  purchases through  periods of both low and high price  levels.  An  investor  should  also consider  whether a large,  single  investment  would  qualify  for  sales  load reductions.

Automatic Cash Withdrawal Plan--Class A and Class C

The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly
(March, June, September and December),  semiannual (June and December) or annual
(December)  withdrawals  from their Family Fund accounts.  Minimum  balances and withdrawals vary according to the class of shares:

o    Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

Withdrawals  under the Automatic Cash  Withdrawal  Plan will not be subject to a contingent  deferred sales charge if the investor  withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan during the first year under the plan.  Shareholders  who elect to receive  dividends or other distributions in cash may not participate in the plan.

An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically  if the "Initial  Account Balance" (a term that means the value of the Fund  account  at the time the  shareholder  elects  to  participate  in the
Automatic Cash  Withdrawal  Plan),  less aggregate  redemptions  made other than pursuant to the Automatic Cash Withdrawal  Plan, is less than the minimum values specified  above.  Purchases of additional  shares of the Fund  concurrent  with withdrawals  are  ordinarily  disadvantageous  to  shareholders  because  of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a  month  for  monthly,  quarterly  and  semiannual  plans,  your  investment professional  will arrange for redemption by the Fund of sufficient  Fund shares to provide the withdrawal  payments  specified by  participants in the Automatic
Cash  Withdrawal  Plan.  The payments  generally are mailed  approximately  five
Business Days  (defined  under "Net Asset  Value")  after the  redemption  date.
Withdrawal payments should not be considered dividends, but redemption proceeds.
If  periodic  withdrawals  continually  exceed  reinvested  dividends  and other distributions,  a shareholder's  investment may be  correspondingly  reduced.  A shareholder may change the amount of the automatic cash

                                       44

withdrawal or terminate  participation  in the Automatic Cash Withdrawal Plan at any time  without  charge or  penalty by written  instructions  with  signatures guaranteed to your investment  professional or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed  are received by PFPC.  Shareholders  may request the forms needed to establish an Automatic Cash Withdrawal Plan from their investment  professionals or PFPC at 1-800-647 1568.

Individual Retirement Accounts

Self-directed  IRAs are  available in which  purchases of shares of Family Funds and other  investments may be made.  Investors  considering  establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of Accounts

If  investors  holding  Class  A,  Class C or  Class Y  shares  of the Fund in a brokerage  account  transfer their brokerage  accounts to another firm, the Fund shares  will be moved to an account  with PFPC.  However,  if the other firm has entered into a dealer  agreement with the Underwriter  relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

Transfer of Securities

At the  discretion  of the Trust,  investors  may be permitted to purchase  Fund shares by  transferring  securities to the Fund that meet the Fund's  investment objective and  policies.  Securities  transferred  to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next  determination of net asset value after such acceptance.
Shares issued by the Fund in exchange for securities will be issued at net asset value per  share of the Fund  determined  as of the same  time.  All  dividends, interest,  subscription,  or other rights  pertaining to such  securities  shall become  the  property  of the  Fund  and  must be  delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who are permitted to transfer such  securities  will be required to recognize a gain or loss on such  transfer and pay tax thereon, if applicable,  measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of the Fund unless:  (1) such  securities are,  at the  time  of the  exchange,  eligible  to be  included  in the  Fund's
portfolio  and  current  market   quotations  are  readily  available  for  such
securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions  upon their sale by the Fund under the 1933  Act,  or under the laws of the  country  in which the  principal market for such securities  exists, or otherwise;  and (3) the value of any such security (except US government securities) being exchanged,  together with other securities  of the same  issuer  owned by the  Fund,  will not  exceed 5% of the
Fund's net assets immediately after the transaction.

                                 NET ASSET VALUE

The Fund  determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business

                                       45

Day when  the NYSE is open.  Prices  will be  calculated  earlier  when the NYSE closes early because trading has been halted for the day.  Currently the NYSE is open for trading  every day (each such day a "Business  Day") except  Saturdays,
Sundays,  and the following  holidays:  New Year's Day,  Martin Luther King, Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by the Advisor as the primary  market.  Securities  traded in the  over-the-counter market and listed on the NASDAQ Stock Market  ("NASDAQ")  normally are valued at the NASDAQ Official Closing Price ("NOCP");  other  over-the-counter  securities are  valued at the last bid  price  available  prior to  valuation  (other  than short-term  investments  that  mature in 60 days or less,  which  are  valued as described  further  below).  Where  market  quotations  are  readily  available, portfolio  securities  are valued based upon market  quotations,  provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of
the  security.   Where  those  market  quotations  are  not  readily  available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from
information   concerning  the  security  or  similar  securities  received  from recognized  dealers in those  securities.  All other securities and other assets are valued at fair value as  determined  in good faith by or under the direction of the Board.  It should be recognized  that judgment often plays a greater role in valuing thinly traded  securities,  including many lower rated bonds, than is the case  with  respect  to  securities  for  which a  broader  range of  dealer quotations and last-sale information is available.  The amortized cost method of valuation  generally  is used to  value  debt  obligations  with 60 days or less remaining  until  maturity,  unless  the  Board  determines  that  this does not represent fair value.

                                    TAXATION

Additional Information on Distributions and Taxes

Distributions

Distributions  of Net Investment  Income.  The Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of the Fund,  constitutes  the Fund's net investment  income  from which  income  dividends  may be paid to you.  The Fund calculates  income  dividends and capital gains  distributions  the same way for each class. The amount of any income  dividends per share will differ,  however, generally due to any  differences in the  distribution  and service (Rule 12b-1)
fees  applicable  to the  classes.  If you are a taxable  investor,  any  income dividends the Fund pays are generally taxable to you as ordinary income,  except that,  a  portion  of the  income  dividends  may be  designated  by the Fund as qualified  dividend income  eligible for taxation by individual  shareholders at long-term capital gain rates.

Capital  Gain  Distributions.  The  Fund  may  derive  capital  gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you at ordinary income.

                                       46

Distributions  paid  from the  excess  of net  long-term  capital  gain over net short-term  capital  loss will be  taxable  to you as  long-term  capital  gain, regardless of how long you have held your shares in the Fund. Any net short-term or  long-term  capital  gain  realized  by the  Fund  (net of any  capital  loss carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.  If the Fund's  distributions  exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the  distribution  was  received  are sold.

Information  on the Amount and Tax  Character  of  Distributions.  The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held your Fund shares for a full year,  the Fund may  designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case  of  non-US  shareholders,  the  Fund  may  further  designate  and distribute as short-term capital gain dividends,  a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund. Taxable Distributions  declared by the Fund in December, but paid in January, are taxable to you as if they were paid in December.

Election  to be Taxed as a Regulated  Investment  Company.  The Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Internal  Revenue Code and intends to so qualify during the current fiscal year.
As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Board reserves the right not to  distribute  the Fund's net  long-term  capital  gain or not to maintain  the qualification  of the Fund as a regulated  investment  company if it  determines such a course of action  to be  beneficial  to  shareholders.  If net  long-term capital gain is retained,  the Fund would be taxed on the gain, and shareholders would be notified  that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the
Fund would be subject to federal,  and possibly state and city,  corporate taxes on its  taxable  income and  gains,  and  distributions  to you will be taxed as dividend income to the extent of the Fund's earnings and profits.

In order to qualify as a regulated  investment  company  for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  US  government   securities  and  securities  of  other  regulated
investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and
cash  items,  US  government   securities  and  securities  of  other  regulated
investment

                                       47

companies)  can exceed 5% of the Fund's total  assets or 10% of the  outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution  Requirements.  As a regulated  investment company,  the
Fund is required to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

Required  Distributions.  To avoid federal  excise taxes,  the Code requires the
Fund to distribute  to you by December 31 of each  calendar  year, at a minimum, the  following  amounts:  98% of its taxable  ordinary  income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January,  in which case you must treat them as received in December)
but can  give no  assurances  that  its  distributions  will  be  sufficient  to eliminate all taxes.

Post-October  Losses.  Because the periods for measuring a regulated  investment company's  income are different for excise and income tax purposes special rules are  required to protect the amount of  earnings  and profits  needed to support excise tax distributions.  For instance,  if a regulated investment company that uses  October  31st as the  measurement  period for paying out capital  gain net income  realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have  insufficient  earnings and profits for
that  taxable   year  to  support  the   dividend   treatment  of  its  required
distributions  for that  calendar  year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of June 30 ( "post-October  loss") as occurring on the first day of the following tax year ( (i.e., July 1).

Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions
(including  redemptions in kind) are taxable  transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different  Family Fund, the Internal Revenue Service requires you to report any gain or loss on your  redemption  or exchange.  If you hold your shares as a capital  asset,  any gain or loss that you realize is a capital gain or loss and is long-term or short-term,  generally depending on how long you have owned your shares.

Redemptions  at a Loss within Six Months of Purchase.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

                                       48

Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your
Fund  shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and

     o    You sell some or all of your  original  shares within 90 days of their purchase, and

     o    You reinvest the sales proceeds in the Fund or in another Family Fund, and the  sales  charge  that  would  otherwise  apply  is  reduced  or eliminated due to the 365-day reinstatement  privilege or the exchange privilege;

THEN: In reporting any gain or loss on your sale,  all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Wash Sales.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

US Government Securities.  The income earned on certain US government securities is exempt from state and local personal  income taxes if earned directly by you.
States  also grant  tax-free  status to mutual fund  dividends  paid to you from interest  earned  on  these  securities,  subject  in  some  states  to  minimum investment or reporting requirements that must be met by the Fund. The income on
Fund  investments  in  certain  securities,   such  as  repurchase   agreements,
commercial  paper  and  federal  agency-backed   obligations  (e.g.,  Government
National Mortgage  Association (GNMA) or Fannie Mae securities),  generally does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified  Dividend  Income for  Individuals.  For  individual  shareholders,  a portion  of the  dividends  paid by the  Fund  may be  designated  as  qualified dividends  eligible for taxation at long-term  capital gain rates.  This reduced rate  generally is  available  for  dividends  paid by the Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations.

Both the Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other

                                       49

federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses  against  qualified  dividend  income on your federal income tax return.  Any qualified  dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return,  please contact your personal tax advisor.

After the close of its fiscal year,  the Fund will  designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced rates.  If 95% or more of the Fund's income is from qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

Dividends-Received  Deduction for Corporations.  For corporate  shareholders,  a portion  of the  dividends  paid by the  Fund  may be  designated  as  qualified dividends eligible for the corporate  dividends-received  deduction. The portion of dividends paid by the Fund that so qualifies will be designated  each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross amount of dividends  received by the Fund from  domestic (US)  corporations  that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

The  availability  of the  dividends-received  deduction  is  subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated. In the case of certain dividends on preferred stock,  the minimum  holding  period is generally  increased to 91 days during a
181-day   period.   Even  if   designated   as   dividends   eligible   for  the
dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. The Fund may invest in complex securities that could require it to adjust the amount,  timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount,  timing and/or tax character of income  distributed  to you. For example:

Derivatives.  With respect to the Fund's investment in certain options, futures, forwards or foreign currency  contracts,  it could be required to mark-to-market these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains or  losses,  but gains or losses on certain  foreign  currency contracts

                                       50

would be treated as ordinary income or losses. In determining its net income for excise tax  purposes,  the Fund also would be required to  mark-to-market  these contracts annually as of October 31 (for capital gain net income) and to realize and distribute any resulting income and gains.

Constructive  Sales. The Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax Straddles. The Fund's investment in options,  futures,  forwards, or foreign currency  contracts  (or  in  substantially  similar  or  related  property)  in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

Short Sales and Securities Lending  Transactions.  The Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Convertible debt.  Convertible debt is ordinarily treated as a "single property"
consisting of a pure debt interest until conversion,  after which the investment becomes an equity  interest.  If the security is issued at a premium (i.e.,  for cash in excess of the face amount payable on  retirement),  the  creditor-holder may amortize  the premium  over the life of the bond.  If the security is issued for cash at a price  below its face  amount,  the  creditor-holder  must  accrue original issue discount in income over the life of the debt.

Backup  Withholding.  By law,  the Fund must  withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a US person (including a US resident alien).

The Fund also must withhold if the IRS  instructs it to do so. When  withholding is  required,  the amount will be 28% of any  dividends  or proceeds  paid.  The special US tax  certification  requirements  applicable to non-US  investors are described under the "Non-US Investors" heading below.

                                       51

Non-US  Investors.  Non-US Investors may be subject to US withholding and estate tax and are  subject  to  special  US tax  certification  requirements.  Foreign persons  should  consult their tax advisors  about the  applicability  of US tax withholding and the use of the appropriate forms to certify their status.

In  general.  The United  States  imposes a flat 30%  withholding  tax (or lower treaty rate) on US source dividends.

Capital Gain Dividends & Short-Term Capital Gain Dividends. In general,  capital gain  dividends  designated  and  paid by the  Fund  from  either  long-term  or short-term  capital  gains (other than gain realized on  disposition  of US real property  interests)  are not  subject  to US  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods  aggregating  183 days or more during the taxable  year.  However,  with respect to short-term  capital gain dividends,  intermediaries  who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed systems that will allow tax withholding  benefits to be passed through to non-US investors.

Interest-Related Dividends. In general, interest-related dividends designated by a regulated investment company as from qualified interest income are not subject to US  withholding  tax.  However,  the Fund does not intend to  account  for or designate  interest-related  dividends for the benefit of non-US Investors. As a result,  non-US  Investors may be subject to more US withholding  tax than would otherwise be the case.  "Qualified  interest income"  includes,  in general,  US source (1) bank  deposit  interest,  (2)  short-term  original  discount and (3)
interest  (including  original issue discount,  market discount,  or acquisition discount) on an obligation which is in registered  form,  unless it is earned on an obligation  issued by a  corporation  or  partnership  in which the Fund is a
10-percent  shareholder or is contingent interest,  and (4) any interest-related dividend from another regulated investment company.

Other.  Ordinary  dividends  paid by the Fund to non-US  investors on the income earned  on  portfolio  investments  in (i) the  stock of  domestic  and  foreign corporations,  and (ii) the debt of foreign issuers continue to be subject to US withholding  tax. If you hold your Fund shares in connection  with a US trade or business,  your income and gains will be considered effectively connected income and taxed in the US on a net basis,  in which case you may be required to file a nonresident US income tax return.  The exemption from withholding for short-term capital gain dividends (and  interest-related  dividends  although the Fund does not  intend to  account  for such)  paid by a  regulated  investment  company is effective for dividends paid with respect to taxable years of the Fund beginning after  December 31, 2004 and before  January 1, 2008,  unless such  exemption is extended or made permanent.

US Estate Tax. A partial  exemption from US estate tax may apply to stock in the
Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the  proportion  of the assets  held by the Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations, deposits,  or other property that would generally be treated as situated outside the United  States if held  directly by the estate.  This  provision  applies to decedents dying after December 31, 2004 and before January 1, 2008,  unless such provision is extended or made permanent.

                                       52

US Tax Certification Rules.  Special US tax certification  requirements apply to non-US  shareholders  both to avoid US back up withholding  imposed at a rate of
28% and to obtain the benefits of any treaty  between the United  States and the shareholder's  country of  residence.  In  general,  a non-US  shareholder  must provide a Form W-8 BEN (or other  applicable Form W-8) to establish that you are not a US person,  to claim that you are the beneficial  owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a resident of a country with which the United  States has an income tax treaty.  A
Form W-8BEN provided without a US taxpayer  identification number will remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier  change of  circumstances makes the information on the form incorrect.

This  discussion  of  "Taxation"  is not  intended  or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all  categories of investors,  some of which may be subject to special rules.
You should consult your own tax advisor regarding your particular  circumstances before making an investment in the Fund.

                            PERFORMANCE CALCULATIONS

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Fund's past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing the result on a semiannual compounded basis. The Fund's total return may be  calculated  on an annualized  and  aggregate  basis for various  periods
(which  periods  will be stated in the  advertisement).  Average  annual  return reflects the average percentage change per year in value of an investment in the
Fund.  Aggregate  total  return  reflects the total  percentage  change over the stated period.

To help  investors  better  evaluate how an investment in the Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various  financial  publications.  Advertisements may also  compare  yield or total  return  to  other  investments,  indices  and averages. The following  publications,  benchmarks,  indices and averages may be used:  Lipper Mutual Fund  Performance  Analysis;  Lipper Fixed Income Analysis;
Lipper Mutual Fund Indices;  Morgan Stanley  Indices;  Lehman Brothers  Treasury
Index;  Salomon  Smith  Barney  Indices;  Dow  Jones  Composite  Average  or its
component  indices;  Standard & Poor's 500 Stock Index or its component indices;
Russell  Indices;  Wilshire  Indices;  The New York Stock Exchange  composite or component indices;  CDA Mutual Fund Report;  Weisenberger-Mutual  Funds Panorama
and  Investment  Companies;  Mutual Fund Values and Mutual  Fund  Service  Book,
published by Morningstar,  Inc.;  comparable  portfolios managed by the Advisor;
and financial publications, such as Business Week, Kiplinger's Personal Finance,
Financial  World,  Forbes,  Fortune,  Money  Magazine,  The Wall Street Journal,
Barron's, et al., which rate fund performance over various time periods.

The  principal  value of an investment  in the Fund will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Any fees charged by banks or

                                       53

other institutional  investors directly to their customer accounts in connection with  investments  in  shares  of the Fund will not be  included  in the  Fund's calculations of yield or total return.

Performance  information for the various classes of shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

           FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

Because the Fund is new,  financial  statements  are not yet  available  for the
Fund.

                                       54

                          APPENDIX A - SECONDARY RISKS

Listed below are the secondary risks of investing in the Fund.

Counterparty  Risk The risk that when the Fund  engages in  repurchase,  reverse repurchase,  derivative,  when-issued,  forward commitment,  delayed settlement, securities  lending and swap  transactions  with another party, it relies on the other party to consummate the  transaction and is subject to the risk of default by the other party.  Failure of the other party to complete the  transaction may cause  the  Fund to  incur a loss or to miss an  opportunity  to  obtain a price believed to be advantageous.

                                      A-1

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                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Certificate of Trust of the  Registrant  dated August 9, 1993, as filed with the Office of the  Secretary  of State of the State of
               Delaware on August 13, 1993, is incorporated  herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically  with the U.S.  Securities and Exchange Commission
               (the "SEC") on September 15, 1998.

               (i)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 30, 2002.

          (2)  Amended and  Restated  Agreement  and  Declaration  of Trust (the
               "Declaration")  effective  as of September  28, 2004,  as amended
               March  8,  2006,   is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  51 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 27, 2006.

     (b)  By-Laws.

          (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 1996.

               (i)  Amendment   to  the   By-Laws   dated   April  25,  2002  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 37 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

          (2)  The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

               (i)  By-Laws.

                    Article II - "Meeting of Shareholders."

               (ii) Declaration.

                    Article  III -  "Shares"  and  Article  IV -  "Shareholders'
                    Voting Powers and Meetings."

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS Global  Allocation  Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (2)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on  behalf  of  the  UBS  Global  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (3)  Investment  Advisory  Agreement  dated April 25, 1995 between the
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity  Fund  (f/k/a  Global  (Ex-U.S.)  Equity  Fund and Brinson
               Non-U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  21 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

               (i)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated April 25, 1995  between the Advisor and the
                    Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (4)  Amended  Investment  Advisory  Agreement  dated July 1, 2002,  as amended July 1, 2003 and January 1, 2004, between the Advisor and the  Registrant  on  behalf  of the  UBS  Global  Equity  Fund is incorporated herein by reference to Post-Effective  Amendment No.
               43 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2004.

          (5)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Equity Fund (f/k/a UBS U.S. Equity Fund) is  incorporated  herein by reference to  Post-Effective  Amendment No. 39 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

               (i)  Amendment  dated  February 17, 2004 to  Investment  Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Equity Fund
                    (f/k/a  UBS U.S.  Equity  Fund) is  incorporated  herein  by reference to Post-Effective Amendment No. 43 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2004.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Equity Fund
                    (f/k/a  UBS U.S.  Equity  Fund) is  incorporated  herein  by reference to Post-Effective Amendment No. 43 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2004.

          (6)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant   on  behalf  of  the  UBS  U.S.   Bond  Fund  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (7)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Growth Fund
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 43 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on October 28, 2004.

          (8)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Small Cap Growth Fund
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 43 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on October 28, 2004.

          (9)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant   on  behalf  of  the  UBS  High  Yield  Fund  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (10) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March 1, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Equity  Fund is  incorporated  herein  by reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (11) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March l, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Debt  Fund  is  incorporated   herein  by
                    reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (12) Investment  Advisory  Agreement  dated May 23,  2000  between the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 31 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          (13) Investment  Advisory  Agreement  dated July l, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Value  Equity  Fund  (f/k/a  UBS  U.S.   Value  Equity  Fund)  is
               incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287  and  811-6637)  as  filed  electronically  with the SEC
               September 30, 2002.

               (i)  Amendment  dated  February 17, 2004 to  Investment  Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant on behalf of the UBS U.S.  Large Cap Value Equity
                    Fund  (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant on behalf of the UBS U.S.  Large Cap Value Equity
                    Fund  (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

          (14) Investment  Advisory Agreement dated December 7, 2000 between the
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Real Estate Equity Fund is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (15) Form of Investment Advisory Agreement between the Advisor and the
               Registrant   on  behalf  of  the  UBS   Dynamic   Alpha  Fund  is
               incorporated herein by reference to Post-Effective  Amendment No.
               42 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 13, 2004.

          (16) Form of Investment Advisory Agreement between the Advisor and the
               Registrant  on behalf  of the UBS  Absolute  Return  Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               44 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 21, 2004.

          (17) Form of Investment Advisory Agreement between the Advisor and the
               Registrant  on behalf of the UBS U.S. Mid Cap Growth  Equity Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 51 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               March 27, 2006.

          (18) Form of Investment Advisory Agreement between the Advisor and the
               Registrant  on behalf of the UBS U.S.  Equity Alpha Fund is filed herewith as Exhibit No. EX-99.d.18.

     (e)  Underwriting Contracts.

          (1)  Principal Underwriting Contract,  dated November 5, 2001, between
               UBS Global Asset  Management (US) Inc.  (f/k/a Brinson  Advisors,
               Inc.) and the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  37 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 19, 2002.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997, as amended,  between Morgan Stanley
               Trust  Company and  succeeded  by JPMorgan  Chase Bank (f/k/a The
               Chase  Manhattan  Bank),  and the  Registrant  on  behalf of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (i)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 31 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on August 29, 2000.

               (ii) Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

              (iii) Form of  Amended  Attachment A (approved  borrowers)  to the
                    Registrant's  Multiple  Services  Agreement is  incorporated herein by reference to  Post-Effective  Amendment  No. 51 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on March 27, 2006.

               (iv) Form of Revised Schedule B3 (authorized  signatories) to the
                    Registrant's  Multiple  Services  Agreement is  incorporated herein by reference to  Post-Effective  Amendment  No. 51 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on March 27, 2006.

               (v)  Form  of  Amended   Schedule  B1  and   Schedule  F  to  the
                    Registrant's  Multiple Services  Agreement is filed herewith as Exhibit No. EX-99.g.1.v.

               (vi) Form of  Revised  Schedule  A to the  Registrant's  Multiple
                    Services   Agreement  is  filed   herewith  as  Exhibit  No.
                    EX-99.g.1.vi.

     (h)  Other Material Contracts.

          (1)  Administration  Contract,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment to Schedule A, dated as of August 14, 2006, of the
                    Administration  Contract  is filed  herewith  as Exhibit No.
                    EX-99.h.1.i.

          (2)  Form of Administration Contract, dated April 1, 2006, between UBS
               Global Asset  Management  (Americas)  Inc. and the  Registrant is
               incorporated herein by reference to Post-Effective  Amendment No.
               51 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               March 27, 2006.

          (3)  Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment  to Exhibit B to the  Transfer  Agency and Related
                    Services  Agreement,  approved August 19, 2003, between PFPC
                    Inc. and the Registrant is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  40  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2003.

               (ii) Amendment  to Exhibit A, dated as of August 14,  2006 of the
                    Transfer  Agency and  Related  Services  Agreement  is filed herewith as Exhibit No. EX-99.h.3.ii.

     (i)  Legal Opinion.

          (1)  Legal Opinion of Stradley,  Ronon,  Stevens & Young, LLP is filed herewith as Exhibit No. EX-99.i.1.

     (j)  Other Opinions.

          (1)  Consent  of  Ernst & Young  LLP,  Independent  Registered  Public
               Accounting   Firm  is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  47 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2005.

          (2)  Powers of Attorney  appointing  Mark F. Kemper,  Keith A. Weller,
               Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,  Stephen
               Fleischer,  Eric  Sanders,  Tammie  Lee,  Bruce G. Leto,  Mark A.
               Sheehan  and Jana L.  Cresswell  attorneys-in-fact  and agents to
               Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda, J.
               Mikesell  Thomas,  Joseph  T.  Malone  and  W.  Douglas  Beck  is
               incorporated herein by reference to Post-Effective  Amendment No.
               48 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 20, 2005.

     (k)  Omitted Financial Statements.

          Not Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of Understanding  Relating to Initial Capital,  dated July
               1, 1992, is  incorporated  herein by reference to  Post-Effective
               Amendment No. 21 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998.

     (m)  Rule 12b-1 Plan.

          (1)  Form of  Shareholder  Services  Plan dated  October 29, 2001,  as revised  August  14,  2006,  relating  to Class A shares  of each series  of the  Registrant  is  filed  herewith  as  Exhibit  No.
               EX-99.m.1.

          (2)  Form of Rule  12b-1 Plan  relating  to the Class B shares of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (3)  Form of Rule 12b-1 Plan dated October 29, 2001, as revised August
               14,  2006,  relating  to the Class C shares of each series of the
               Registrant is filed herewith as Exhibit No. EX-99.m.3.

               (i)  Form of Addendum to Rule 12b-1 Plan  relating to the Class C shares of each  series  of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 44 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on December 21, 2004.

          (4)  Form of  Shareholder  Services Plan relating to Class A shares on behalf  of the UBS  Absolute  Return  Bond  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  44  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on December
               21, 2004.

     (n)  Rule 18f-3 Plan.

          (1)  Amended and Restated  Multiple Class Plan pursuant to Rule 18f-3, effective as of December  14,  2004,  on behalf of each series of
               the   Registrant   is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  44 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on December 21, 2004.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant,  the investment adviser,  the sub-adviser and the principal  underwriter of the Registrant,  is incorporated herein by reference to Post-Effective  Amendment No.
               47 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant,  its shareholders,  or any other party for damages,  except to the extent such  limitation  of  liability  is  precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust effective as of September 28, 2004, as amended, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable  to the  Trust  and to any  Shareholder  solely  for  his or her own willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

     (a)  Each Series' investment advisory agreement between the Registrant,  on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference, as follows:

          (1)  Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS International Equity Fund, dated April 25, 1995, as amended;

          (2)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Bond Fund, dated July 1, 2002;

          (3)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS High Yield Fund, dated July 1, 2002;

          (4)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Fund, dated July 1, 2002;

          (5)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Value Equity Fund, dated July 1, 2002;

          (6)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Large Cap Growth Fund, dated July 1, 2002;

          (7)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

          (8)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

          (9)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S.  Real Estate  Equity Fund,  dated  December 7, 2000,  as amended;

          (10) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Allocation Fund, dated July 1, 2002;

          (11) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Bond Fund, dated July 1, 2002;

          (12) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS  Global  Equity  Fund,  dated July 1,  2002,  as amended  and restated July 1, 2003;

          (13) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Debt Fund,  dated  December  10, 1998,  as amended;

          (14) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Equity Fund,  dated  December 10, 1998, as amended;

          (15) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

          (16) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Absolute Return Bond Fund;

          (17) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Mid Cap Growth Equity Fund; and

          (18) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Alpha Fund.

     (b)  Sections I.8(a),  I.8(c)(iii),  I.10, II.A.2,  II.B.5, II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement  dated May 9, 1997,  as  amended,  between  Morgan
          Stanley Trust  Company,  as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan  Bank) and the  Registrant,  on behalf of its series, which is incorporated herein by reference.

     (c)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated  November 5, 2001, which is incorporated herein by reference.

     (d)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between  PFPC Inc. and the  Registrant  on behalf of each series dated
          August 20, 2001, which is incorporated herein by reference.

     (e)  Sections 8 and 9 of the  Administration  Contract  between  UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated May 21,  2001,  as revised on June 3, 2002, which is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions.  For information as to any other business,  vocation or employment of a substantial  nature in which the Registrant's  investment  advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee,  within the last two fiscal  years,  see UBS  Global  Asset  Management
(Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers
Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS Global  Asset  Management  (US) Inc.  serves as  principal  underwriter and/or investment  advisor,  sub-advisor or manager for the following other investment companies:

         UBS Index Trust
         UBS Investment Trust
         UBS Master Series, Inc.
         UBS Money Series
         UBS Series Trust
         Global High Income Dollar Fund Inc.
         Insured Municipal Income Fund Inc.
         Investment Grade Municipal Income Fund Inc.
         Managed High Yield Plus Fund Inc.
         UBS Pace Select Advisors Trust
         Strategic Global Income Fund, Inc.
         SMA Relationship Trust
         UBS Cashfund Inc.
         UBS Managed Municipal Trust
         UBS Municipal Money Market Series
         UBS RMA Money Fund Inc.
         UBS RMA Tax-Free Fund Inc.

(b)  UBS  Global  Asset  Management  (US)  Inc.  is the  Registrant's  principal underwriter. The directors and officers of UBS Global Asset Management (US)
     Inc.,  their principal  business  addresses and their positions and offices with UBS Global Asset  Management  (US) Inc. are identified in its Form ADV filed with the SEC (registration  number 801-13219) and such information is incorporated  herein by  reference.  The  information  set  forth  below is furnished for those  directors and officers of UBS Global Asset  Management
     (US) Inc. who also serve as directors or officers of the Registrant.

Name and                Positions and Offices with     Positions and Offices with
Business Address*              Underwriter                   the Registrant

W. Douglas Beck*      Executive Director and Head of            President
                      Mutual Fund Product Management
                             of UBS Global AM

Joseph J. Allessie*     Director and Deputy General         Vice President and
                         Counsel of UBS Global AM          Assistant Secretary

Thomas Disbrow*         Director and Co-Head of the         Vice President and
                      Mutual Fund Finance Department       Assistant Treasurer
                             of UBS Global AM

Mark F. Kemper**        Managing Director, General          Vice President and
                       Counsel and Secretary of UBS             Secretary
                                 Global AM

Roseann Bubloski*      Associate Director and Senior        Vice President and
                        Manager of the Mutual Fund         Assistant Treasurer
                         Finance Department of UBS
                                 Global AM

Joseph T. Malone*       Director and Co-Head of the         Vice President and
                      Mutual Fund Finance Department            Treasurer
                             of UBS Global AM

Joseph McGill*          Managing Director and Chief      Vice President and Chief
                         Compliance Officer of UBS          Compliance Officer
                                 Global AM

Eric Sanders*         Director and Associate General        Vice President and
                         Counsel of UBS Global AM          Assistant Secretary

Tammie Lee*           Director and Associate General        Vice President and
                         Counsel of UBS Global AM          Assistant Secretary

Keith A. Weller*          Executive Director and            Vice President and
                       Associate General Counsel of        Assistant Secretary
                               UBS Global AM

          (c)  Not Applicable.

*    This person's  business address is 51 West 52nd Street,  New York, New York
     10019-6114.

**   This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  registration  statement under rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 53/54 to this registration statement to be signed on its behalf by the undersigned,  duly authorized, in the City of New
York, and the State of New York on the 14th day of August 2006.

                                       THE UBS FUNDS

                                       By:  /s/ W. Douglas Beck
                                            W. Douglas Beck*
                                            President

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature                Title                            Date

/s/ Frank K. Reilly            Chairman and                 August 14, 2006
Frank K. Reilly*               Trustee

/s/ Walter E. Auch             Trustee                      August 14, 2006
Walter E. Auch*

/s/ Edward M. Roob             Trustee                      August 14, 2006
Edward M. Roob*

/s/ Adela Cepeda               Trustee                      August 14, 2006
Adela Cepeda*

/s/ J. Mikesell Thomas         Trustee                      August 14, 2006
J. Mikesell Thomas*

/s/ Joseph T. Malone           Treasurer and Principal      August 14, 2006
Joseph T. Malone*              Accounting Officer

     * By:   /s/ Joseph J. Allessie
             Joseph J. Allessie, Attorney-in-Fact
             (Pursuant to Power of Attorney  incorporated  herein by reference to Post-Effective  Amendment No. 48 to Registrant's  Registration
             Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on December 20, 2005.)

                                 EXHIBITS INDEX

                        EXHIBITS                                EXHIBIT NO.

Form of Investment  Advisory  Agreement  between the
Advisor and the Registrant.                                     EX-99.d.18

Form of Amended Schedule B1 and Schedule F to the
Registrant's Multiple Services Agreement                        EX-99.g.1.v

Form of  Revised  Schedule A to the  Registrant's
Multiple  Services  Agreement                                   EX-99.g.1.vi

Amendment to Exhibit A, dated as of August 14, 2006
of the  Transfer  Agency and Related Services Agreement         EX-99.h.3.ii

Legal Opinion of Stradley, Ronon, Stevens & Young, LLP          EX-99.i.1

Form of Shareholder  Services Plan dated October 29, 2001,
as revised August 14, 2006                                      EX-99.m.1

Form of Rule 12b-1 Plan dated  October 29, 2001,  as revised
August 14,  2006, relating to the Class C Shares of each
series of the Registrant                                        EX-99.m.3